 UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM 10-K
[Mark One]

☒	ANNUAL REPORT PURSUANT TO SECTION 13 OR 15(d) OF THE SECURITIES EXCHANGE ACT OF 1934
For the fiscal year ended September 28, 2013
OR

☐	TRANSITION REPORT PURSUANT TO SECTION 13 OR 15(d) OF THE SECURITIES EXCHANGE ACT OF 1934
For the transition period from              to
Commission File Number
01-13697
MOHAWK INDUSTRIES, INC.
(Exact name of registrant as specified in its charter)

Delaware	52-1604305
(State or other jurisdiction of incorporation or organization)	(I.R.S. Employer Identification No.)

160 S. Industrial Blvd., Calhoun, Georgia	30701
(Address of principal executive offices)	(Zip Code)
Registrant’s telephone number, including area code: (706) 629-7721
Securities Registered Pursuant to Section 12(b) of the Act:

Title of Each Class	Name of Each Exchange on Which Registered
Common Stock, $.01 par value	New York Stock Exchange
Securities Registered Pursuant to Section 12(g) of the Act: None
Indicate by check mark if the registrant is a well-known seasoned issuer, as defined in Rule 405 of the Securities Act.     Yes  ☒    No  ☐
Indicate by check mark if the registrant is not required to file reports pursuant to Section 13 or 15(d) of the Act    Yes  ☐    No  ☒
Indicate by check mark whether the Registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the Registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days.    Yes  ☒    No  ☐
Indicate by check mark whether the registrant has submitted electronically and posted on its corporate Web site, if any, every Interactive Data File required to be submitted and posted pursuant to Rule 405 of Regulation S-T (§232.405 of this chapter) during the preceding 12 months (or for such shorter period that the registrant was required to submit and post such files).    Yes  ☒    No  ☐
Indicate by check mark if disclosure of delinquent filers pursuant to Item 405 of Regulation S-K (§229.405 of this chapter) is not contained herein, and will not be contained, to the best of Registrant’s knowledge, in definitive proxy or information statements incorporated by reference in Part III of this Form 10-K or any amendment to this Form 10-K.    ☐
Indicate by check mark whether the registrant is a large accelerated filer, an accelerated filer, a non-accelerated filer or a smaller reporting company. See definition of “large accelerated filer,” “accelerated filer” and “smaller reporting company” in Rule 12b-2 of the Exchange Act.

Large accelerated filer	☒	Accelerated filer	☐
Non-accelerated filer	☐	Smaller reporting company	☐
Indicate by check mark whether the Registrant is a shell company (as defined in Rule 12b-2 of the Act).    Yes  ☐    No  ☒
The aggregate market value of the Common Stock of the Registrant held by non-affiliates (excludes beneficial owners of more than 10% of the Common Stock) of the Registrant ( shares) on June 29, 2012 (the last business day of the Registrant’s most recently completed fiscal second quarter) was . The aggregate market value was computed by reference to the closing price of the Common Stock on such date.
Number of shares of Common Stock outstanding as of October 28, 2013: 72,624,843 shares of Common Stock, $.01 par value.
DOCUMENTS INCORPORATED BY REFERENCE
Portions of the definitive Proxy Statement for the 2014 Annual Meeting of Stockholders-Part III.

PART I

Item 1.	Business
General
Mohawk Industries, Inc. (“Mohawk” or the “Company”) is a leading producer of floor covering products for residential and commercial applications in the United States ("U.S.") and residential applications in Europe. The Company is the second largest carpet and rug manufacturer and one of the largest manufacturers, marketers and distributors of ceramic tile, natural stone and hardwood flooring in the United States, as well as a leading producer of laminate flooring in the U.S. and Europe. The Company has recently expanded its international presence through investments in Australia, Brazil, China, France, Mexico and Russia. The Company had annual net sales in 2013 of $5.4 billion. Approximately 83% of this amount was generated by sales in North America and approximately 17% was generated by sales outside North America. The Company has three reporting segments: the Mohawk segment, the Dal-Tile segment and the Unilin segment. Selected financial information for the Mohawk, Dal-Tile and Unilin segments, geographic net sales and the location of long-lived assets is set forth in Note 16 to the consolidated financial statements.
The Mohawk segment designs, manufactures, sources, distributes and markets its floor covering product lines, which include carpets, ceramic tile, laminate, rugs, carpet pad, hardwood and resilient, in a broad range of colors, textures and patterns for residential and commercial applications in both remodeling and new construction. The Mohawk segment markets and distributes its carpets, rugs, ceramic tile, laminate, hardwood and resilient under various brands, including the following premium brand names: Mohawk®, Aladdin®, Mohawk ColorCenters®, Mohawk Floorscapes®, Portico®, Mohawk Home®, Bigelow®, Durkan®, Horizon®, Karastan®, Lees®, Merit® and SmartStrand®. The Mohawk segment markets and distributes soft and hard surface products through over 24,000 customers, which include independent floor covering retailers, home centers, mass merchandisers, department stores, commercial dealers and commercial end users. Some products are also marketed through private labeling programs. The Mohawk segment’s soft surface operations are vertically integrated from the extrusion of resin to the manufacturing and distribution of finished carpets and rugs.
The Dal-Tile segment designs, manufactures, sources, distributes and markets a broad line of ceramic tile, porcelain tile and natural stone products used in the residential and commercial markets for both remodeling and new construction. In addition, Dal-Tile sources, markets and distributes other tile related products. Most of the Dal-Tile segment’s ceramic tile products are marketed under the Dal-Tile® and American Olean® brand names and sold through independent distributors, home center retailers, individual floor covering retailers, ceramic specialists, commercial dealers and commercial end users. The Dal-Tile segment operations are vertically integrated from the production of raw material for body and glaze preparation to the manufacturing and distribution of ceramic and porcelain tile.
The Unilin segment designs, manufactures, sources, licenses, distributes and markets laminate and hardwood flooring used primarily in the residential market for both remodeling and new construction in Europe and the U.S. Unilin is one of the leaders in laminate flooring technology, having commercialized direct pressure laminate (“DPL”), a technology used in a majority of laminates today, and has developed the patented UNICLIC® glueless installation system and a variety of other new technologies, such as beveled edges, multiple length planks and new surface and finish features from which the company generates licensing revenue. Unilin sells its flooring products under the Quick-Step®, Columbia Flooring®, Century Flooring® and Mohawk® brands through retailers, independent distributors and home centers. Unilin is one of the largest vertically-integrated laminate flooring manufacturers in the U.S. producing both laminate flooring and related high density fiberboard. In Europe, Unilin also produces roofing systems, insulation panels and other wood products. In 2012, Unilin began marketing luxury vinyl tiles in Europe. This product features UNICLIC® technology for easy installation.
Recent Developments
In January 2013, Unilin purchased Pergo, a leading manufacturer of premium laminate flooring in the U.S. and Europe. Pergo complements our specialty distribution network in the United States, leverages our geographic position in Europe, expands our geographic reach to the Nordic countries and India and enhances our patent portfolio.

On December 20, 2012, the Company entered into a definitive share purchase agreement (the “Share Purchase Agreement”) to acquire Fintiles S.p.A. and its subsidiaries (collectively, the “Marazzi Group”), a global producer of tile products for residential and commercial applications in Russia, the United States and Europe, pursuant to which the Company will acquire all of the outstanding shares of the Marazzi Group and retire all outstanding debt of the Marazzi Group for an estimated transaction value of approximately €1,170 million, or $1,504.4 million, subject to certain adjustments set forth in the share purchase agreement and plus transaction expenses. The Company expects to complete the transaction during the first half of 2013 pending customary governmental approvals and the satisfaction of other closing conditions.

On January 28, 2013, the Company entered into an agreement to purchase Spano Invest NV, a Belgian panel board manufacturer, for €125 million or $168 million in cash. The Company expects to complete the transaction during the second half of 2013 pending customary governmental approvals and the satisfaction of other closing conditions.
Industry
In 2012, the primary categories of the U.S. floor covering industry, based on sales dollars, were carpet and rug (53%), resilient and rubber (14%), ceramic tile (12%), hardwood (10%), stone (6%) and laminate (5%). Each of these categories is influenced by the average selling price per square foot, the residential builder and homeowner remodeling markets, housing starts and housing resales, average house size and home ownership. In addition, the level of sales in the floor covering industry, both in the U.S. and Europe, is influenced by consumer confidence, spending for durable goods, interest rates and availability of credit, turnover in housing, the condition of the residential and commercial construction industries and the overall strength of the economy.
Domestic carpet and rug sales volume of U.S. manufacturers was approximately 1.1 billion square yards, or $9.5 billion, in 2012. The carpet and rugs category has two primary markets, residential and commercial. In 2012, the residential market made up approximately 68% of industry amounts shipped and the commercial market comprised approximately 32%. Sales of U.S. carpet and rug are distributed to the residential market for both new construction and residential replacement.
The U.S. ceramic tile industry shipped 2.1 billion square feet, or $2.2 billion, in 2012. The ceramic tile industry’s two primary markets, residential applications and commercial applications, represent 56% and 44% of the 2012 industry total, respectively. Of the total residential market, 73% of the dollar values of shipments were made in response to residential replacement demand.
In 2012, the U.S. laminate industry shipped 0.9 billion square feet, or $0.9 billion. The laminate industry’s two primary markets, residential applications and commercial applications, represent 88% and 12% of the 2012 industry total, respectively. Sales of U.S. laminate flooring are primarily distributed through the residential replacement market. In 2012, the European laminate industry produced approximately 4.9 billion square feet which accounted for approximately 14% of the European floor covering market.
In 2012, the U.S. hardwood industry shipped 0.9 billion square feet, representing a market of approximately $1.8 billion. The hardwood industry’s two primary markets, residential applications and commercial applications, represent 77% and 23% of the 2012 industry total, respectively. Sales of U.S. hardwood are primarily distributed to the residential market for both new construction and residential replacement.
In 2012, the U.S. stone flooring industry shipped 0.3 billion square feet, representing a market of approximately $1.1 billion. The stone flooring industry’s two primary markets, residential applications and commercial applications, represent 53% and 47% of the 2012 industry total, respectively. Sales of U.S. stone flooring are primarily distributed to the residential market for both new construction and residential replacement.
In 2012, the U.S. resilient and rubber industry shipped 3.2 billion square feet, representing a market of approximately $2.4 billion. The resilient and rubber industry’s two primary markets, residential applications and commercial applications, represent 43% and 57% of the 2012 industry total, respectively. Sales of U.S. resilient are distributed to the residential market for both new construction and residential replacement.
Sales and Distribution
Mohawk Segment
Through its Mohawk segment, the Company designs, manufactures, sources, distributes and markets thousands of styles of carpet and rugs in a broad range of colors, textures and patterns. In addition, the Mohawk segment markets and distributes ceramic tile, laminate, hardwood, resilient floor covering, carpet pad and flooring accessories. The Mohawk segment positions product lines in all price ranges and emphasizes quality, style, performance and service. The Mohawk segment markets and distributes its product lines to over 24,000 customers, which include independent floor covering retailers, home centers, mass merchandisers, department stores, commercial dealers and commercial end users. Some products are also marketed through private labeling programs. Sales to residential customers represent a significant portion of the total industry and the majority of the segment's carpet and rug sales.
The Company has positioned its premier residential carpet and rug brand names across all price ranges. The Mohawk, Horizon, WundaWeve®, SmartStrand and Karastan brands are positioned to sell primarily in the medium-to-high retail price channels in the residential broadloom and rug markets. These lines have substantial brand name recognition among carpet dealers and retailers, with the Karastan and Mohawk brands having among the highest consumer recognition in the industry.

Karastan is a leader in the high-end market. The Aladdin and Mohawk Home brands compete primarily in the value retail price channel. The Portico and Properties® brand names compete primarily in the builder and multi-family markets, respectively. The Company markets its hard surface product lines, which include Mohawk Ceramic, Mohawk Hardwood, Mohawk Laminate, Mohawk LVT and Congoleum, across all price ranges.
The Company offers marketing and advertising support through residential dealer programs like Mohawk Floorscapes, Mohawk ColorCenter, and Karastan. These programs offer varying degrees of support to dealers in the form of sales and management training, in-store merchandising systems, exclusive promotions and assistance in certain administrative functions, such as consumer credit, advertising and website technology.
The Company produces and markets its commercial broadloom and modular carpet tile under the Mohawk Group which includes the following brands: Bigelow, Lees, and Karastan Contract. It markets its hospitality carpet under the Durkan brand which includes the Merit collection of hospitality carpet. The commercial customer base is divided into several channels: corporate office space, education institutions, healthcare facilities, retail space and institutional and government facilities. Different purchase decision makers and decision-making processes exist for each channel.
The Company’s sales forces are generally organized by product type and sales channels in order to best serve each type of customer. Product delivery to dealers is done predominantly on Mohawk trucks operating from strategically positioned warehouses/cross-docks that receive inbound product directly from the source of manufacture.
Dal-Tile Segment
The Dal-Tile segment designs, manufactures, sources, distributes and markets a broad line of ceramic tile, porcelain tile and natural stone products. Products are distributed through separate distribution channels consisting of independent distributors, home center retailers, individual floor covering retailers, ceramic specialists and commercial dealers and directly to commercial end users. The business is organized to address the specific customer needs of each distribution channel, and dedicated sales forces support the various channels.
The Company serves as a “one-stop” source that provides customers with one of the ceramic tile industry’s broadest product lines—a complete selection of glazed floor tile, glazed wall tile, glazed and unglazed ceramic mosaic tile, porcelain tile, quarry tile and stone products, as well as installation products. In addition to products manufactured by the Company’s ceramic tile business, the Company also sources products from other manufacturers to enhance its product offering.
The Company has two of the leading brand names in the U.S. ceramic tile industry—Dal-Tile and American Olean. The Dal-Tile and American Olean brand names date back over 50 years and are well recognized in the industry. Both of these brands are supported by a fully integrated marketing program, displays, merchandising boards, literature/catalogs and internet websites. The Company is focused on sales growth opportunities through innovative products and programs in both the residential and commercial channels.
A network of Company-owned service centers distributes primarily the Dal-Tile brand product with a fully integrated marketing program, emphasizing a focus on quality and fashion serving customers in the U.S., Canada and Puerto Rico. The service centers provide distribution points for customer pick-up, local delivery and showrooms for product selection and design assistance. In addition, the Dal-Tile brand is distributed through independent distributors in Mexico. The American Olean brand is primarily distributed through independent distributors and Company-owned service centers that service both residential and commercial customers.
In addition to Company-owned service centers, the Company uses regional distribution centers which include the utilization of the Company’s truck fleet to help deliver high-quality customer service with shorter lead times, increased order fill rates and improved on-time deliveries to customers.
Unilin Segment
The Unilin segment designs, manufactures, licenses, distributes and markets laminate and hardwood flooring. It also designs and manufactures roofing systems, insulation panels and other wood products in Europe. Products are distributed through separate distribution channels consisting of retailers, independent distributors and home centers. Unilin U.S. operations also manufacture Mohawk branded laminate and hardwood flooring, which sells through the Mohawk channel and also directly through home centers and mass merchandisers. The majority of Unilin’s laminate sales, both in the U.S. and Europe, are for residential replacement. The business is organized to address the specific customer needs of each distribution channel.
The Unilin segment markets and sells laminate and hardwood flooring products under the Quick-Step, Columbia Flooring, Century Flooring, Mohawk and Pergo® brands. Unilin also sells private label laminate and hardwood flooring products. The Company believes Quick-Step and Pergo are leading brand names in the U.S. and European flooring industry. In addition, Unilin markets and sells insulation panels in Europe. The segment also licenses its UNICLIC and Pergo intellectual property to floor manufacturers throughout the world.
In the U.S., Europe and Asia, the Company uses regional distribution centers and direct shipping from manufacturing facilities to provide high-quality customer service and enhance the Company’s ability to plan and manage inventory requirements.
Advertising and Promotion
The Company promotes its brands through advertising in television, print, social and internet media, as well as cooperative advertising, point-of-sale displays, sponsorship of a European cycling team and marketing literature. The Company also continues to rely on the substantial brand name recognition of its product lines. The cost of point-of-sale displays and product samples, a significant promotional expense, is partially offset by sales of samples to customers.
Manufacturing and Operations
Mohawk Segment
The Company’s carpet and rug manufacturing operations are vertically integrated and include the extrusion of resin and post-consumer plastics into triexta fiber, polyester, nylon and polypropylene, and yarn processing, backing manufacturing, tufting, weaving, dyeing, coating and finishing. The Mohawk segment continues to invest in capital expenditures, principally in state-of-the-art equipment, to increase manufacturing efficiency, improve overall cost competitiveness and develop new capabilities.
Dal-Tile Segment
The Company’s tile manufacturing operations are vertically integrated from the production of raw material for body and glaze preparation to the manufacturing and distribution of ceramic and porcelain tile in the U.S. and Mexico. The Company believes that its manufacturing organization offers competitive advantages due to its ability to manufacture a differentiated product line consisting of one of the industry’s broadest product offerings of colors, textures and finishes and its ability to utilize the industry’s newest technology, as well as the industry’s largest offering of trim and angle pieces. In addition, Dal-Tile also imports or sources a portion of its product to supplement its product offerings. The Dal-Tile segment continues to invest in capital expenditures, principally in state-of-the-art equipment, to increase manufacturing capacity, improve efficiency and develop new capabilities. The segment is expanding its international presence through investments in China and Mexico and through the pending acquisition of the Marazzi Group in Europe and Russia.
Unilin Segment
The Company’s laminate flooring manufacturing operations are vertically integrated, both in the U.S. and in Europe, and include high-density fiberboard (“HDF”) production, paper impregnation, short-cycle pressing, cutting and milling. The European operations also include resin production. Unilin has state-of-the-art equipment that results in competitive manufacturing in terms of cost and flexibility. In addition, Unilin has significant manufacturing capability for both engineered and prefinished solid wood flooring for the U.S. and European markets. The Unilin segment continues to invest in capital expenditures, principally in new plants and state-of-the-art equipment, to increase manufacturing capacity, improve efficiency and develop new capabilities. The segment is expanding its international presence through investments in Australia, Brazil, France and Russia, and with the recent acquisition of Pergo, the Nordic countries and India. The manufacturing facilities for other activities in the Unilin business (roofing systems, insulation panels and other wood products) are all configured for cost-efficient manufacturing and production flexibility and are competitive in the European market.
Raw Materials and Suppliers
Mohawk Segment
The principal raw materials used in the production of carpet and rugs are nylon, triexta, polyester, polypropylene, synthetic backing materials, latex and various dyes and chemicals, all of which are petroleum based. Major raw materials used in the Company’s manufacturing process are available from independent sources, and the Company obtains most of its externally purchased fibers and resins principally from six major suppliers. If these suppliers were unable to satisfy the requirements, the Company believes that alternative supply arrangements would be available. Although the market for carpet raw materials is sensitive to temporary disruptions, the carpet and rug business has not experienced a significant shortage of raw materials in recent years.

Dal-Tile Segment
The principal raw materials used in the production of ceramic tile are clay, talc, nepheline syenite and glazes. The Company has entered into a long-term supply agreement for most of its talc requirements. In addition, the Company has long-term clay mining rights in Kentucky and Mississippi that satisfy nearly all of its clay requirements for producing quarry tile. The Company purchases a number of different grades of clay for the manufacture of its non-quarry tile. The Company believes that there is an adequate supply of all grades of clay and that all are readily available from a number of independent sources. The Company has two suppliers for its nepheline syenite requirements. If these suppliers were unable to satisfy the requirements, the Company believes that alternative supply arrangements would be available. Glazes are used on a significant percentage of manufactured tiles. Glazes consist of frit (ground glass), zircon, stains and other materials, with frit being the largest ingredient. The Company manufactures approximately 75% of its frit requirements.
Unilin Segment
The principal raw materials used in producing boards, laminate and hardwood flooring are wood, paper, resins, coatings and stains. Wood supply is a very fragmented market in Europe. The Company has long-standing relationships with numerous suppliers. These suppliers provide a wide variety of wood species, varying from fresh round wood to several kinds of by-products of sawmills and used wood recycled specifically for chipboard production, giving the Company a cost-effective and secure supply of raw material. In the U.S., the Company has a long-term contract with a contiguously located lumber company that supplies most of its total needs for HDF board production. The supply of various species of hardwoods and hardwood veneers used in the production of solid wood and engineered flooring is both localized and global.
Major manufacturers supply the papers required in the laminate flooring business in both Europe and the U.S. The Company processes most of the paper impregnation internally in its laminate flooring facilities in Europe and the U.S. In Europe, the resins for paper impregnation are manufactured by the Company, which permits greater control over the laminate flooring manufacturing process, enabling the Company to produce higher-quality products. The Company buys the balance of its resin requirements from a number of companies. The Company believes there are ample sources of supply located within a reasonable distance of Unilin’s facilities.
Competition
The principal methods of competition within the floor covering industry generally are service, style, quality, price, product innovation and technology. In each of the markets, price competition and market coverage are particularly important because there is limited differentiation among competing product lines. The Company’s investments in manufacturing equipment, computer systems and distribution network, as well as the Company’s marketing strategy, contribute to its ability to compete primarily on the basis of performance, quality, style and service, rather than just price.
Mohawk Segment
The carpet and rug industry is highly competitive. Based on industry publications, the top five North American carpet and rug manufacturers (including their North American and foreign divisions) in 2012 had carpet and rug sales in excess of $7.1 billion of the over $9.9 billion market. The Company believes it is the second largest producer of carpets and rugs (in terms of sales dollars) in the world based on its 2012 net sales.
Dal-Tile Segment
The ceramic tile industry is significantly more fragmented than the carpet industry. The Company estimates that over 100 tile manufacturers, more than half of which are based outside the U.S., compete for sales of ceramic tile to customers located in the U.S. Although the U.S. ceramic tile industry is highly fragmented at both the manufacturing and distribution levels, the Company believes it is one of the largest manufacturers, distributors and marketers of ceramic tile in the world. The Company believes it is substantially larger than the next largest competitor in the United States and that it is the only significant manufacturer with its own North American distribution system.
Unilin Segment
The Company faces competition in the laminate and hardwood flooring channel from a large number of domestic and foreign manufacturers. The Company estimates that there are over 100 wood flooring manufacturers located in various countries. The Company believes it is one of the largest manufacturers, distributors and licensors of laminate flooring in the world, with a focus on high-end products. The Company believes it is one of the largest manufacturers and distributors of hardwood flooring in the U.S. In addition, the Company believes it has a competitive advantage in the laminate flooring channel as a result of Unilin’s industry leading design, patented technologies and brands, which allows the Company to distinguish its laminate and hardwood flooring products in the areas of finish, quality, installation and assembly and provides a source of additional revenue for the Company from licensing royalties.
Patents and Trademarks
Intellectual property is important to the Company’s business, and the Company relies on a combination of patent, copyright, trademark and trade secret laws to protect its interests.
The Company uses several trademarks that it considers important in the marketing of its products, including Aladdin, American Olean, Bigelow, Century Flooring, Columbia Flooring, Dal-Tile, Duracolor®, didit, Durkan, Elka®, Everset fibers®, Horizon, Karastan, Lees, Merit, Mohawk, Mohawk ColorCenter, Mohawk Floorscapes, Mohawk GreenWorks®, Mohawk Home, Pergo, Portico, PureBond®, Quick-Step, SmartStrand, Ultra Performance System®, UNICLIC, UNILIN®, Utherm® and Wear-Dated®. These trademarks represent innovations that highlight competitive advantages and provide differentiation from competing brands in the market.
Unilin owns a number of important patent families in Europe and the U.S. some of which the Company licenses to manufacturers and distributors throughout the world. The most important of these patent families is the UNICLIC family, which include the snap, pretension, clearance and the beveled edge patent and are not expected to expire until 2017, protecting Unilin's interlocking laminate flooring technology. The recent acquisition of Pergo potentially enhances the intellectual property revenue stream with new “clicking” technology that could be licensed until 2021. Also, the marketability of the Company's furniture technology utilizing the “click” methodology continues to develop. The licensing and related furniture products are in the early stages of introduction into the European market. The Company believes these and other ongoing innovations will partially offset the impact of the future expiration of the UNICLIC family patents. The licensing revenue from patents included in the Unilin results was approximately €80 million in 2012. The licensing revenue from patents generated in the Unilin operations is partially offset by various expenses such as amortization, developing new technologies, filing new patents, supporting existing patents, defending patent lawsuits, collection and auditing of receivables, bad debt and other administrative activities. The Company continues to build upon these patents, trademarks and its proven innovation in pursuing growth opportunities.
Sales Terms and Major Customers
The Company’s sales terms are substantially the same as those generally available throughout the industry. The Company generally permits its customers to return products purchased from it within specified time periods from the date of sale, if the customer is not satisfied with the quality of the product.
During 2013, no single customer accounted for more than 5% of total net sales, and the top 10 customers accounted for less than 20% of the Company’s net sales. The Company believes the loss of one major customer would not have a material adverse effect on its business.
Employees
As of September 28, 2013, the Company employed approximately 25,100 persons consisting of approximately 18,200 in the U.S., approximately 3,600 in Mexico, approximately 2,200 in Europe, approximately 800 in Malaysia, approximately 200 in Canada and approximately 100 in Russia. The majority of the Company’s European and Mexican manufacturing employees are members of unions. Most of the Company’s U.S. employees are not a party to any collective bargaining agreement. Additionally, the Company has not experienced any strikes or work stoppages in recent years. The Company believes that its relations with its employees are good.
Available Information
The Company’s Internet address is http://www.mohawkind.com. The Company makes the following reports filed by it available, free of charge, on its website under the heading “Investor Information”:

•	annual reports on Form 10-K;

•	quarterly reports on Form 10-Q;

•	current reports on Form 8-K; and

•	amendments to the foregoing reports.
The foregoing reports are made available on the Company’s website as soon as practicable after they are filed with, or furnished to, the Securities and Exchange Commission (“SEC”).

Item 1A.	Risk Factors
Certain Factors affecting the Company’s Performance
In addition to the other information provided in this Form 10-K, the following risk factors should be considered when evaluating an investment in shares of the Company’s Common Stock. If any of the events described in these risks were to occur, it could have a material adverse effect on the Company’s business, financial condition and results of operations.

The floor covering industry is sensitive to changes in general economic conditions, such as consumer confidence and income, corporate and government spending, interest rate levels, availability of credit and demand for housing. The downturn in the U.S. and global economies, along with the residential and commercial markets in such economies, negatively impacted the floor covering industry and the Company’s business. Although these difficult economic conditions have improved, there may be additional downturns that could cause the industry to deteriorate further. Further, significant or prolonged declines in such economies or in spending for replacement floor covering products or new construction activity could have a material adverse effect on the Company’s business.

The floor covering industry in which the Company participates is highly dependent on general economic conditions, such as consumer confidence and income, corporate and government spending, interest rate levels, availability of credit and demand for housing. The Company derives a majority of its sales from the replacement segment of the market. Therefore, economic changes that result in a significant or prolonged decline in spending for remodeling and replacement activities could have a material adverse effect on the Company’s business and results of operations.

The floor covering industry is highly dependent on construction activity, including new construction, which is cyclical in nature and recently experienced a downturn. The downturn in the U.S. and global economies, along with the residential and commercial markets in such economies, negatively impacted the floor covering industry and the Company’s business. Although the impact of a decline in new construction activity is typically accompanied by an increase in remodeling and replacement activity, these activities lagged during the downturn. Although the difficult economic conditions have improved, there may be additional downturns that could cause the industry to deteriorate in the foreseeable future. A significant or prolonged decline in residential or commercial construction activity could have a material adverse effect on the Company’s business and results of operations.

In periods of rising costs, the Company may be unable to pass raw materials, energy and fuel-related cost increases on to its customers, which could have a material adverse effect on the Company’s business.

The prices of raw materials and fuel-related costs vary significantly with market conditions. Although the Company generally attempts to pass on increases in raw material, energy and fuel-related costs to its customers, the Company’s ability to do so is dependent upon the rate and magnitude of any increase, competitive pressures and market conditions for the Company’s products. There have been in the past, and may be in the future, periods of time during which increases in these costs cannot be recovered. During such periods of time, the Company’s business may be materially adversely affected.

The Company faces intense competition in the flooring industry that could decrease demand for the Company’s products or force it to lower prices, which could have a material adverse effect on the Company’s business.

The floor covering industry is highly competitive. The Company faces competition from a number of manufacturers and independent distributors. Some of the Company’s competitors are larger and have greater resources and access to capital than the Company does. Maintaining the Company’s competitive position may require substantial investments in the Company’s product development efforts, manufacturing facilities, distribution network and sales and marketing activities. Competitive pressures may also result in decreased demand for the Company’s products or force the Company to lower prices. Any of these factors or others may impact demand which could have a material adverse effect on the Company’s business.

Uncertainty in the credit market or downturns in the global economy and the Company’s business could affect the Company’s overall availability and cost of credit.

Uncertainty in the credit markets could affect the overall availability and cost of credit. Despite recent improvement in overall economic conditions, market conditions could impact the Company’s ability to obtain financing in the future, including any financing necessary to refinance existing indebtedness, and the cost and terms of it, remains uncertain. These and other economic factors could have a material adverse effect on demand for the Company’s products and on its financial condition and operating results. Further, these generally negative economic and business conditions may factor into the Company’s periodic credit ratings assessment by Moody’s Investors Service, Inc. ("Moody's"), Standard & Poor’s Financial Services, LLC ("S&P") and Fitch, Inc. A rating agency’s evaluation is based on a number of factors, which include scale and diversification, brand strength, profitability, leverage, liquidity and interest coverage. Any future downgrades in the Company’s credit ratings could increase the cost of its existing credit and could adversely affect the cost of and ability to obtain additional credit in the future. A downgrade of the Company’s credit rating by Moody's or S&P would increase interest expense on the Company’s senior unsecured $900.0 million notes by 25 basis points per downgrade. The Company can provide no assurances that downgrades will not occur.

If the Company were unable to meet certain covenants contained in its existing credit facilities, it may be required to repay borrowings under the credit facilities prior to their maturity and may lose access to the credit facilities for additional borrowings that may be necessary to fund its operations, which could have a material adverse effect on the Company’s business.

On July 8, 2011, the Company entered into a $900.0 million five-year, senior, secured revolving credit facility (the “Senior Credit Facility”). On January 20, 2012, the Company entered into an amendment to the Senior Credit Facility that provides for an incremental term loan facility in the aggregate principal amount of $150.0 million. As of September 28, 2013, the amount utilized under the Senior Credit Facility including the term loan was $543.9 million resulting in a total of $456.1 million available under the Senior Credit Facility. The amount utilized included $449.3 million of borrowings, $46.8 million of standby letters of credit guaranteeing the Company’s industrial revenue bonds and $47.8 million of standby letters of credit related to various insurance contracts and foreign vendor commitments. In addition, on December 19, 2012, the Company entered into a three-year on-balance sheet U.S. trade accounts receivable securitization agreement (the "Securitization Facility") that allows the Company to borrow up to $300 million based on available accounts receivable and is secured by the Company's U.S. trade accounts receivable. At December 31, 2012, the amount utilized under the Securitization Facility was $300.0 million.

During the term of the credit facilities, if the Company’s cash flow is worse than expected or the U.S. trade accounts receivables are lower than expected, the Company may need to refinance all or a portion of its indebtedness through a public and/or private debt offering or a new bank facility and may not be able to do so on terms acceptable to it, or at all. If the Company is unable to access debt markets at competitive rates or in sufficient amounts due to credit rating downgrades, market volatility, market disruption, or other factors, it could materially adversely affect the Company’s ability to repay its indebtedness and otherwise have a material adverse effect on the Company’s financial condition and results of operations.

Additionally, the credit facilities include certain affirmative and negative covenants that impose restrictions on the Company’s financial and business operations, including limitations on liens, indebtedness, investments, fundamental changes, asset dispositions, dividends and other similar restricted payments, transactions with affiliates, payments and modifications of certain existing debt, future negative pledges, and changes in the nature of the Company’s business. Many of these limitations are subject to numerous exceptions. The Company is also required to maintain a Consolidated Interest Coverage Ratio of at least 3.0 to 1.0 and a Consolidated Net Leverage Ratio of no more than 3.75 to 1.0 for the Senior Credit Facility, each as of the last day of any fiscal quarter and as defined in the Senior Credit Facility. A failure to comply with the obligations contained in our current or future credit facilities or indentures relating to our outstanding public debt could result in an event of default or an acceleration of debt under other instruments that may contain cross-acceleration or cross-default provisions. We cannot be certain that we would have, or be able to obtain, sufficient funds to make these accelerated payments.

The Company may be unable to obtain raw materials or sourced product on a timely basis, which could have a material adverse effect on the Company’s business.

The principal raw materials used in the Company’s manufacturing operations include nylon, polypropylene, triexta and polyester resins and fibers, which are used primarily in the Company’s carpet and rugs business; clay, talc, nepheline syenite and glazes, including frit (ground glass), zircon and stains, which are used exclusively in the Company’s ceramic tile business; and wood, paper, and resins which are used primarily in the Company’s laminate flooring business. In addition, the Company sources finished goods as well. For certain of such raw materials and sourced products, the Company is dependent on one or a small number of suppliers. An adverse change in the Company’s relationship with such a supplier, the financial condition of such a supplier or such supplier’s ability to manufacture or deliver such raw materials or sourced products to the Company could lead to an interruption of supply or require the Company to purchase more expensive alternatives. An extended interruption in the supply of these or other raw materials or sourced products used in the Company’s business or in the supply of suitable substitute materials or products would disrupt the Company’s operations, which could have a material adverse effect on the Company’s business.

Fluctuations in currency exchange rates may impact the Company’s financial condition and results of operations and may affect the comparability of results between the Company’s financial periods.

The results of the Company’s foreign subsidiaries reported in the local currency are translated into U.S. dollars for balance sheet accounts using exchange rates in effect as of the balance sheet date and for the statement of operations accounts using, principally, the Company’s average rates during the period. The exchange rates between some of these currencies and the U.S. dollar in recent years have fluctuated significantly and may continue to do so in the future. The Company may not be able to manage effectively the Company’s currency translation risks, and volatility in currency exchange rates may have a material adverse effect on the Company’s consolidated financial statements and affect comparability of the Company’s results between financial periods.

The Company may experience certain risks associated with acquisitions, joint ventures and strategic investments.

The Company has typically grown its business through acquisitions. Growth through acquisitions involves risks, many of which may continue to affect the Company after the acquisition. The Company cannot give assurance that an acquired company will achieve the levels of revenue, profitability and production that the Company expects. The combination of an acquired company’s business with the Company’s existing businesses involves risks. The Company cannot be assured that reported earnings will meet expectations because of goodwill and intangible asset impairment, other asset impairments, increased interest costs and issuance of additional securities or incurrence of debt. The Company may also face challenges in consolidating functions, integrating the Company’s organizations, procedures, operations and product lines in a timely and efficient manner and retaining key personnel. These challenges may result in:

•	maintaining executive offices in different locations;

•	manufacturing and selling different types of products through different distribution channels;

•	conducting business from various locations;

•	maintaining different operating systems and software on different computer hardware; and

•	providing different employment and compensation arrangements for employees.

The diversion of management attention and any difficulties encountered in the transition and integration process could have a material adverse effect on the Company’s revenues, level of expenses and operating results.

Failure to successfully manage and integrate an acquisition with the Company’s existing operations could lead to the potential loss of customers of the acquired business, the potential loss of employees who may be vital to the new operations, the potential loss of business opportunities or other adverse consequences that could have a material adverse effect on the Company’s business, financial condition and results of operations. Even if integration occurs successfully, failure of the acquisition to achieve levels of anticipated sales growth, profitability or productivity, or otherwise perform as expected, may have a material adverse effect on the Company’s business, financial condition and results of operations.

In addition, we have made certain investments, including through joint ventures, in which we have a minority equity interest and lack management and operational control. The controlling joint venture partner in a joint venture investment may have business interests, strategies or goals that are inconsistent with ours, and business decisions or other actions or omissions of the controlling joint venture partner or the joint venture company may result in harm to our reputation or adversely affect the value of our investment in the joint venture.

A failure to identify suitable acquisition candidates or partners for strategic investments and to complete acquisitions could have a material adverse effect on the Company’s business.

As part of the Company’s business strategy, the Company intends to continue to pursue a wide array of potential strategic transactions, including acquisitions of complementary businesses, as well as strategic investments and joint ventures. Although the Company regularly evaluates such opportunities, the Company may not be able to successfully identify suitable acquisition candidates or investment opportunities, to obtain sufficient financing on acceptable terms to fund such strategic transactions, to complete acquisitions and integrate acquired businesses with the Company’s existing businesses, or to manage profitably acquired businesses or strategic investments.

The Company manufactures, sources and sells many products internationally and is exposed to risks associated with doing business globally.

The Company's international activities are significant to its manufacturing capacity, revenues and profits, and the Company is further expanding internationally. The Company increasingly sells products, operates plants and invests in companies in other parts of the world. Currently, the Company has significant operations in Europe, Malaysia and Australia for its Unilin division (including Belgium, Netherlands, France, Sweden and Russia) and Mexico for its ceramic tile business, which will expand to Western Europe and Russia following the acquisition of the Marazzi Group. In addition, the Company has invested in joint ventures in Brazil and China related to laminate flooring and ceramic tile, respectively. The business, regulatory and political environments in these countries differ from those in the U.S. The Company’s international sales, operations and investments are subject to risks and uncertainties, including:

•	changes in foreign country regulatory requirements;

•	differing business practices associated with foreign operations;

•	various import/export restrictions and the availability of required import/export licenses;

•	imposition of foreign tariffs and other trade barriers;

•	political, legal and economic instability;

•	foreign currency exchange rate fluctuations;

•	foreign country tax rules, regulations and other requirements, such as changes in tax rates and statutory and judicial interpretations in tax laws;

•	inflation;

•	differing labor laws and changes in those laws;

•	work stoppages and disruptions in the shipping of imported and exported products;

•	government price controls;

•	extended payment terms and the inability to collect accounts receivable;

•	tax inefficiencies and currency exchange controls that may adversely impact its ability to repatriate cash from non-U.S. subsidiaries; and

•	compliance with laws governing international relations, including those that prohibit improper payments to government officials.

The Company cannot assure investors that it will succeed in developing and implementing policies and strategies to counter the foregoing factors effectively in each location where the Company does business and therefore that the foregoing factors will not have a material adverse effect on the Company’s operations or upon its financial condition and results of operations.

Negative tax consequences could materially and adversely affect the Company's business, financial condition, cash flows or results of operations.
We are subject to the tax laws of the many jurisdictions in which we operate. The tax laws are complex, and the manner in which they apply to our facts is sometimes open to interpretation. In calculating the provision for income taxes, we must make judgments about the application of these inherently complex tax laws. Our domestic and international tax liabilities are largely dependent upon the distribution of profit before tax among these many jurisdictions. However, it also includes estimates of additional tax which may be incurred for tax exposures and reflects various estimates and assumptions, including assessments of future earnings of the Company that could impact the valuation of our deferred tax assets. Our future results of operations and tax liability could be adversely affected by changes in the effective tax rate as a result of a change in the mix of earnings in countries with differing statutory tax rates, changes in the overall profitability of the Company, changes in tax legislation and rates, changes in generally accepted accounting principles, changes in the valuation of deferred tax assets and liabilities, changes in the amount of earnings permanently reinvested offshore, the results of audits and examinations of previously filed tax returns, and ongoing assessments of our tax exposures.

The Company has been, and in the future may be, subject to costs, liabilities and other obligations under existing or new laws and regulations, which could have a material adverse effect on the Company’s business.

The Company and its customers and suppliers are subject to various federal, state and local laws, regulations and licensing requirements. The Company faces risks and uncertainties related to compliance with and enforcement of increasingly numerous and complex federal, state and local laws and regulations. In addition, new laws and regulations may be enacted in the U.S. or abroad that may require the Company to incur additional personnel-related, environmental, or other costs on an ongoing basis, such as recently enacted healthcare legislation in the United States.

Further, the Company’s operations are subject to various environmental, health and safety laws and regulations, including those governing air emissions, wastewater discharges, and the use, storage, treatment, recycling and disposal of materials and finished product. The applicable requirements under these laws are subject to amendment, to the imposition of new or additional requirements and to changing interpretations of agencies or courts. The Company could incur material expenditures to comply with new or existing regulations, including fines and penalties and increased costs of its operations. For example, enactment of climate control legislation or other regulatory initiatives by the U.S. Congress or various states, or the adoption of regulations by the Environmental Protection Agency and analogous state or foreign governmental agencies that restrict emissions of greenhouse gases in areas in which the Company conducts business could have an adverse effect on its operations and demand for its products. The Company’s manufacturing processes use a significant amount of energy, especially natural gas. Increased regulation of energy use to address the possible emission of greenhouse gases and climate change could have a material adverse effect on the Company’s business.

The nature of the Company’s business and operations, including the potential discovery of presently unknown environmental conditions, exposes it to the risk of claims under environmental, health and safety laws and regulations. The Company could incur material costs or liabilities in connection with such claims.

The Company’s business operations could suffer significant losses from natural disasters, catastrophes, fire or other unexpected events.

Many of the Company’s business activities involve substantial investments in manufacturing facilities and many products are produced at a limited number of locations. These facilities could be materially damaged by natural disasters, such as floods, tornados, hurricanes and earthquakes, or by fire or other unexpected events. The Company could incur uninsured losses and liabilities arising from such events, including damage to its reputation, and/or suffer material losses in operational capacity, which could have a material adverse impact on its business, financial condition and results of operations.

The Company may be exposed to litigation, claims and other legal proceedings in the ordinary course of business relating to its products, which could have a material adverse effect on the Company’s business.

In the ordinary course of business, the Company is subject to a variety of product-related claims, lawsuits and legal proceedings, including those relating to product liability, product warranty, product recall, personal injury, and other matters that are inherently subject to many uncertainties regarding the possibility of a loss to the Company. Such matters could have a material adverse effect on its business, results of operations and financial condition if the Company is unable to successfully defend against or resolve these matters or if its insurance coverage is insufficient to satisfy any judgments against the Company or settlements relating to these matters. Although the Company has product liability insurance, the policies may not provide coverage for certain claims against the Company or may not be sufficient to cover all possible liabilities. Further, the Company may not be able to maintain insurance at commercially acceptable premium levels. Moreover, adverse publicity arising from claims made against the Company, even if the claims are not successful, could adversely affect the Company’s reputation or the reputation and sales of its products.

The Company’s inability to protect its intellectual property rights or collect license revenues, particularly with respect to the Company’s patented laminate flooring technology and its registered trademarks, could have a material adverse effect on the Company’s business.

The future success and competitive position of certain of the Company’s businesses, particularly the Company’s laminate flooring business, depend in part upon the Company’s ability to obtain, maintain and license proprietary technology used in the Company’s principal product families. The Company relies, in part, on the patent, trade secret and trademark laws of the U.S. and countries in Europe, as well as confidentiality agreements with some of the Company’s employees, to protect that technology.

The Company has obtained a number of patents relating to the Company’s products and associated methods and has filed applications for additional patents, including the UNICLIC and Pergo family of patents, which protects its interlocking laminate flooring technology. The Company cannot assure investors that any patents owned by or issued to it will provide the Company with competitive advantages, that third parties will not challenge these patents, or that the Company’s pending patent applications will be approved. In addition, patent filings by third parties, whether made before or after the date of the Company’s filings, could render the Company’s intellectual property less valuable.

Furthermore, despite the Company’s efforts, the Company may be unable to prevent competitors and/or third parties from using the Company’s technology without the Company’s authorization through license agreements, independently developing technology that is similar to that of the Company or designing around the Company’s patents. The use of the
Company’s technology or similar technology by others could reduce or eliminate any competitive advantage the Company has developed, cause the Company to lose sales or otherwise harm the Company’s business. In addition, if the Company does not obtain sufficient protection for the Company’s intellectual property, the Company’s competitiveness in the markets it serves could be significantly impaired, which could have a material effect on the Company’s business.

The Company has obtained and applied for numerous U.S. and Foreign Service marks and trademark registrations and will continue to evaluate the registration of additional service marks and trademarks, as appropriate. The Company cannot guarantee that any of the Company’s pending or future applications will be approved by the applicable governmental authorities. Moreover, even if such applications are approved, third parties may seek to oppose or otherwise challenge the registrations. A failure to obtain trademark registrations in the U.S. and in other countries could limit the Company’s ability to protect the Company’s trademarks and impede the Company’s marketing efforts in those jurisdictions and could have a material effect on the Company’s business.

The Company generates license revenue from certain patents in the UNICLIC and Pergo families that are not expected to expire until 2017 and 2021, respectively. The Company continues to develop new sources of revenue to offset the expiration in its UNICLIC and Pergo family of patents. The failure to develop alternative revenues could have a material adverse effect on the Company’s business.

The Company generally requires third parties with access to the Company’s trade secrets to agree to keep such information confidential. While such measures are intended to protect the Company’s trade secrets, there can be no assurance that these agreements will not be breached, that the Company will have adequate remedies for any breach or that the Company’s confidential and proprietary information and technology will not be independently developed by or become otherwise known to third parties. In any of these circumstances, the Company’s competitiveness could be significantly impaired, which would limit the Company’s growth and future revenue.

Companies may claim that the Company infringed their intellectual property or proprietary rights, which could cause it to incur significant expenses or prevent it from selling the Company’s products.

In the past, companies have claimed that certain technologies incorporated in the Company’s products infringe their patent rights. There can be no assurance that the Company will not receive notices in the future from parties asserting that the Company’s products infringe, or may infringe, those parties’ intellectual property rights. The Company cannot be certain that the Company’s products do not and will not infringe issued patents or other intellectual property rights of others. Historically, patent applications in the U.S. and some foreign countries have not been publicly disclosed until the patent is issued (or, in some recent cases, until 18 months following submission), and the Company may not be aware of currently filed patent applications that relate to the Company’s products or processes. If patents are later issued on these applications, the Company may be liable for infringement.

Furthermore, the Company may initiate claims or litigation against parties for infringement of the Company’s proprietary rights or to establish the invalidity, noninfringement, or unenforceability of the proprietary rights of others. Likewise, the Company may have similar claims brought against it by competitors. Litigation, either as plaintiff or defendant, could result in significant expense to the Company and divert the efforts of the Company’s technical and management personnel from operations, whether or not such litigation is resolved in the Company’s favor. In the event of an adverse ruling in any such litigation, the Company might be required to pay substantial damages (including punitive damages and attorney’s fees), discontinue the use and sale of infringing products, expend significant resources to develop non-infringing technology or obtain licenses authorizing the use of infringing technology. There can be no assurance that licenses for disputed technology or intellectual property rights would be available on reasonable commercial terms, if at all. In the event of a successful claim against the Company along with failure to develop or license a substitute technology, the Company’s business, financial condition and results of operations would be materially and adversely affected.

The long-term performance of the Company’s business relies on its ability to attract, develop and retain talented management.

To be successful, the Company must attract, develop and retain qualified and talented personnel in management, sales, marketing, product design and innovation and operations, and as it considers entering new international markets, skilled personnel familiar with those markets. The Company competes with multinational firms for these employees and invests resources in recruiting, developing, motivating and retaining them. The failure to attract, develop, motivate and retain key employees could negatively affect the Company’s competitive position and its operating results.

The Company is subject to changing regulation of corporate governance and public disclosure that have increased both costs and the risk of noncompliance.

The Company’s stock is publicly traded. As a result, the Company is subject to the rules and regulations of federal and state agencies and financial market exchange entities charged with the protection of investors and the oversight of companies whose securities are publicly traded. These entities, including the Public Company Accounting Oversight Board, the Securities and Exchange Commission and the New York Stock Exchange, frequently issue new requirements and regulations. The Company’s efforts to comply with the regulations and interpretations have resulted in, and are likely to continue to result in, increased general and administrative costs and diversion of management’s time and attention from revenue generating activities to compliance activities.

Declines in the Company’s business conditions may result in an impairment of the Company’s tangible and intangible assets which could result in a material non-cash charge.

A significant or prolonged decrease in the Company’s market capitalization, including a decline in stock price, or a negative long-term performance outlook, could result in an impairment of its tangible and intangible assets which results when the carrying value of the Company’s assets exceed their fair value.

Forward-Looking Information

Certain of the statements in this Form 10-K, particularly those anticipating future performance, business prospects, growth and operating strategies, and similar matters, and those that include the words “could,” “should,” “believes,” “anticipates,” “expects” and “estimates” or similar expressions constitute “forward-looking statements” within the meaning of Section 27A of the Securities Act of 1933, as amended, and Section 21E of the Securities Exchange Act of 1934, as amended. For those statements, Mohawk claims the protection of the safe harbor for forward-looking statements contained in the Private Securities Litigation Reform Act of 1995. There can be no assurance that the forward-looking statements will be accurate because they are based on many assumptions, which involve risks and uncertainties. The following important factors could cause future results to differ: changes in economic or industry conditions; competition; inflation in raw material prices and other input costs; energy costs and supply; timing and level of capital expenditures; timing and implementation of price increases for the Company’s products; impairment charges; integration of acquisitions; international operations; introduction of new products; rationalization of operations; tax, product and other claims; litigation; and other risks identified in Mohawk’s SEC reports and public announcements.

Item 1B.	Unresolved Staff Comments

None.

Item 2.	Properties
The Company owns a 0.1 million square foot headquarters office in Calhoun, Georgia on an eight-acre site. The Company also owns a 2.1 million square foot manufacturing facility located in Dalton, Georgia used by the Mohawk segment, a 1.7 million square foot manufacturing facility located in Monterey, Mexico and a 1.0 million square foot manufacturing facility located in Muskogee, Oklahoma used by the Dal-Tile segment, and a 1.1 million square foot manufacturing facility located in Wielsbeke, Belgium and a 0.5 million square foot manufacturing facility located in Thomasville, North Carolina used by the Unilin segment.
The following table summarizes the Company’s facilities both owned and leased for each segment in square feet (in millions):

	Mohawk Segment		Dal-Tile Segment		Unilin Segment
Primary Purpose	Owned	Leased	Owned	Leased	Owned	Leased
Manufacturing	17.7	—	4.6	0.1	8.7	0.4
Selling and Distribution	3.7	4.8	0.4	7.4	0.1	0.3
Other	0.9	0.1	0.2	0.3	0.1	—
Total	22.3	4.9	5.2	7.8	8.9	0.7
The Company’s properties are in good condition and adequate for its requirements. The Company believes its principal plants are generally adequate to meet its production plans pursuant to the Company’s long-term sales goals. In the ordinary course of business, the Company monitors the condition of its facilities to ensure that they remain adequate to meet long-term sales goals and production plans.

Item 3.	Legal Proceedings

The Company is involved in litigation from time to time in the regular course of its business. Except as noted below, there are no material legal proceedings pending or known by the Company to be contemplated to which the Company is a party or to which any of its property is subject.

Beginning in August 2010, a series of civil lawsuits were initiated in several U.S. federal courts alleging that certain manufacturers of polyurethane foam products and competitors of the Company’s carpet underlay division had engaged in price fixing in violation of U.S. antitrust laws. Mohawk has been named as a defendant in a number of the individual cases (the first filed on August 26, 2010), as well as in two consolidated amended class action complaints, the first filed on February 28, 2011, on behalf of a class of all direct purchasers of polyurethane foam products, and the second filed on March 21, 2011, on behalf of a class of indirect purchasers. All pending cases in which the Company has been named as a defendant have been filed in or transferred to the U.S. District Court for the Northern District of Ohio for consolidated pre-trial proceedings under the name In re: Polyurethane Foam Antitrust Litigation, Case No. 1:10-MDL-02196.

In these actions, the plaintiffs, on behalf of themselves and/or a class of purchasers, seek three times the amount of unspecified damages allegedly suffered as a result of alleged overcharges in the price of polyurethane foam products from at least 1999 to the present. Each plaintiff also seeks attorney fees, pre-judgment and post-judgment interest, court costs, and injunctive relief against future violations. In December 2011, the Company was named as a defendant in a Canadian Class action, Hi ! Neighbor Floor Covering Co. Limited v. Hickory Springs Manufacturing Company, et.al., filed in the Superior Court of Justice of Ontario, Canada and Options Consommateures v. Vitafoam, Inc. et.al., filed in the Superior Court of Justice of Quebec, Montreal, Canada, both of which allege similar claims against the Company as raised in the U.S. actions and seek unspecified damages and punitive damages. The Company denies all of the allegations in these actions and will vigorously defend itself.

The Company believes that adequate provisions for resolution of all contingencies, claims and pending litigation have been made for probable losses that are reasonably estimable. These contingencies are subject to significant uncertainties and we are unable to estimate the amount or range of loss, if any, in excess of amounts accrued. The Company does not believe that the ultimate outcome of these actions will have a material adverse effect on its financial condition but could have a material adverse effect on its results of operations, cash flows or liquidity in a given quarter or year.
Environmental Matters
The Company is subject to various federal, state, local and foreign environmental health and safety laws and regulations, including those governing air emissions, wastewater discharges, the use, storage, treatment, recycling and disposal of solid and hazardous materials and finished product, and the cleanup of contamination associated therewith. Because of the nature of the Company’s business, the Company has incurred, and will continue to incur, costs relating to compliance with such laws and regulations. The Company is involved in various proceedings relating to environmental matters and is currently engaged in environmental investigation, remediation and post-closure care programs at certain sites. The Company has provided accruals for such activities that it has determined to be both probable and reasonably estimable. The Company does not expect that the ultimate liability with respect to such activities will have a material adverse effect on its financial condition but could have a material adverse effect on its results of operations, cash flows or liquidity in a given quarter or year.

Item 4.	Mine Safety Disclosures

Not applicable.

PART II

Item 5.	Market for Registrant’s Common Equity, Related Stockholder Matters and Issuer Purchases of Equity Securities
Market for the Common Stock
The Company’s common stock, $0.01 par value per share (the “Common Stock”) is quoted on the New York Stock Exchange (“NYSE”) under the symbol “MHK.” The table below shows the high and low sales prices per share of the Common Stock as reported on the NYSE Composite Tape, for each fiscal period indicated.

	Mohawk Common Stock
	High	Low
2012
First Quarter	$63.12	54.42
Second Quarter	68.86	57.43
Third Quarter	61.47	39.93
Fourth Quarter	61.30	40.19
2013
First Quarter	68.16	57.62
Second Quarter	75.44	60.21
Third Quarter	82.76	64.22
Fourth Quarter	93.95	77.67
As of October 28, 2013, there were approximately holders of record of Common Stock. The Company has not paid or declared any cash dividends on shares of its Common Stock since completing its initial public offering. The Company’s policy is to retain all net earnings for the development of its business, and presently, it does not anticipate paying cash dividends on the Common Stock in the foreseeable future. The payment of future cash dividends will be at the sole discretion of the Board of Directors and will depend upon the Company’s profitability, financial condition, cash requirements, future prospects and other factors deemed relevant by the Board of Directors.
The Company did not repurchase any of its common stock during the fourth quarter of 2013.

Item 6.	Selected Financial Data
The following table sets forth the selected financial data of the Company for the periods indicated which information is derived from the consolidated financial statements of the Company. The selected financial data should be read in conjunction with “Management’s Discussion and Analysis of Financial Condition and Results of Operations” and the Company’s consolidated financial statements and notes thereto included elsewhere herein.

	As of or for the Years Ended December 31,
	2013	2012	2011	2010	2009
	(In thousands, except per share data)
Statement of operations data:
Net sales (a)	$5,787,980	5,642,258	5,319,072	5,344,024	6,826,348
Cost of sales (a)	4,297,922	4,225,379	3,916,472	4,111,794	5,088,584
Gross profit	1,490,058	1,416,879	1,402,600	1,232,230	1,737,764
Selling, general and administrative expenses	1,110,550	1,101,337	1,088,431	1,188,500	1,318,501
Impairment of goodwill and other intangibles (b)	—	—	—	—	1,543,397
Operating income (loss)	379,508	315,542	314,169	43,730	(1,124,134)
Interest expense	74,713	101,617	133,151	127,031	127,050
Other expense (income), net (c)	303	14,051	(11,630)	(5,588)	21,288
Earnings (loss) before income taxes	304,492	199,874	192,648	(77,713)	(1,272,472)
Income tax expense (benefit) (d)	53,599	21,649	2,713	(76,694)	180,062
Net earnings (loss)	250,893	178,225	189,935	(1,019)	(1,452,534)
Less: Net earnings attributable to the noncontrolling interest	635	4,303	4,464	4,480	5,694
Net earnings (loss) attributable to Mohawk Industries, Inc.	$250,258	173,922	185,471	(5,499)	(1,458,228)
Basic earnings (loss) per share	$3.63	2.53	2.66	(0.08)	(21.32)
Diluted earnings (loss) per share	$3.61	2.52	2.65	(0.08)	(21.32)
Balance sheet data:
Working capital (includes short-term debt)	$1,721,397	1,296,818	1,199,699	1,474,978	1,369,333
Total assets (b and d)	10,807,193	6,206,228	6,098,926	6,391,446	6,446,175
Long-term debt (including current portion)	2,346,422	1,586,439	1,653,582	1,854,479	1,954,786
Total stockholders’ equity	4,324,485	3,415,785	3,271,556	3,200,823	3,153,803

(a)
During 2009, the Company recognized an increased number of warranty claims related to the performance of commercial carpet tiles that used a newer carpet backing technology. As a result, the Company recorded a $121,224 carpet sales allowance and a $12,268 inventory write-off.

(b)	In 2008, the Company recorded an impairment of goodwill and other intangibles which included $276,807 for the Mohawk segment, $531,930 for the Dal-Tile segment and $734,660 for the Unilin segment.

(c)	In 2010, the Company received $7,730 in refunds from the U.S. government in reference to settlement of customs disputes dating back to 1986.

(d)
In 2008, the Company recorded a valuation allowance of approximately $253,000 against the deferred tax asset recorded in 2007 as a result of a change in residency the Company implemented in one of its foreign subsidiaries.

Item 7.	Management’s Discussion and Analysis of Financial Condition and Results of Operations
Overview
In 2012, the primary categories of the U.S. floor covering industry, based on sales dollars, were carpet and rug (53%), resilient and rubber (14%), ceramic tile (12%), hardwood (10%), stone (6%) and laminate (5%). Each of these categories is influenced by the average selling price per square foot, the residential builder and homeowner remodeling markets, housing starts and housing resales, average house size and home ownership. In addition, the level of sales in the floor covering industry, both in the U.S. and Europe, is influenced by consumer confidence, spending for durable goods, interest rates and availability of credit, turnover in housing, the condition of the residential and commercial construction industries and the overall strength of the economy.
The Company has three reporting segments: the Mohawk segment, the Dal-Tile segment and the Unilin segment. The Mohawk segment designs, manufactures, sources, distributes and markets its floor covering product lines, which include carpets, ceramic tile, laminate, rugs, carpet pad, hardwood and resilient, primarily in North America through its network of regional distribution centers and satellite warehouses using company-operated trucks, common carrier or rail transportation. The segment’s product lines are sold through various selling channels, which include independent floor covering retailers, home centers, mass merchandisers, department stores, commercial dealers and commercial end users. The Dal-Tile segment designs, manufactures, sources, distributes and markets a broad line of ceramic tile, porcelain tile, natural stone and other products, primarily in North America through its network of regional distribution centers and Company-operated service centers using company-operated trucks, common carriers or rail transportation. The segment’s product lines are sold through Company-owned service centers, independent distributors, home center retailers, tile and flooring retailers and contractors. The Unilin segment designs, manufactures, sources, licenses, distributes and markets laminate, hardwood flooring, roofing systems, insulation panels and other wood products, primarily in North America and Europe through various selling channels, which include retailers, independent distributors and home centers.
Net earnings attributable to the Company were $254.1 million, or diluted EPS of $3.53 for 2013 compared to net earnings attributable to the Company of $183.9 million, or diluted EPS of $2.66 for 2012. The increase in EPS was primarily attributable to the favorable net impact of price and product mix, improved manufacturing efficiencies, higher sales volume, lower interest expense and the change in the net impact of unrealized foreign exchange gains/losses, partially offset by higher input costs, increases in costs to support new product introductions and geographic expansion and higher tax expense primarily attributable to the geographic dispersion of earnings.
For the year ended September 28, 2013, the Company generated $327.0 million of cash from operating activities which it partially used for capital expenditures, repayment of borrowings, the purchase of the non-controlling interest within the Dal-Tile segment and a joint venture investment. As of September 28, 2013, the Company had cash and cash equivalents of $63.6 million, of which $(56.1) million was in the United States and $113.7 million was in foreign countries.

Recent Developments

On December 20, 2012, the Company entered into a definitive share purchase agreement to acquire Fintiles S.p.A. and its subsidiaries (collectively, the “Marazzi Group”), for an estimated transaction value of approximately €1,170 million, or $1,504.4 million. The Company expects to complete the transaction during the first half of 2013 pending customary governmental approvals and the satisfaction of other closing conditions.
On January 10, 2013, the Company announced that it completed the acquisition of Pergo, a leading manufacturer of premium laminate flooring. The Company remitted approximately $150 million in cash for the acquisition using both European and U.S. cash available.

On January 28, 2013, the Company entered into an agreement to purchase Spano Invest NV, a Belgian panel board manufacturer, for €125 million ($168 million) in cash. This transaction is expected to close in the second half of 2013 pending customary governmental approvals and the satisfaction of other closing conditions.

The results of operations do not include the effect of the foregoing acquisitions, as the Pergo acquisition closed after December 31, 2012, and the Marazzi and Spano acquisitions remain pending.

Results of Operations
Following are the results of operations for the last three years:

	For the Years Ended December 31,
	2013		2012		2011
	(In millions)
Statement of operations data:
Net sales	$5,424.7	100.0%	4,352.3	100.0%	5,319.1	100.0%
Cost of sales (1)	4,016.6	74.0%	3,231.6	74.3%	3,916.5	73.6%
Gross profit	1,408.1	26.0%	1,120.7	25.7%	1,402.6	26.4%
Selling, general and administrative expenses (2)	1,012.1	18.7%	837.1	19.2%	1,088.4	20.5%
Operating income	396.0	7.3%	283.6	6.5%	314.2	5.9%
Interest expense (3)	70.1	1.3%	59.3	1.4%	133.2	2.5%
Other expense (income) (4)	6.5	0.1%	(1.1)	—%	(11.6)	(0.2)%
Earnings before income taxes	319.4	5.9%	225.4	5.2%	192.6	3.6%
Income tax expense	63.0	1.2%	40.9	0.9%	2.7	0.1%
Net earnings	256.4	4.7%	184.5	4.2%	189.9	3.6%
Less: Net earnings attributable to the noncontrolling interest	0.4	0.0%	0.6	—%	4.4	0.1%
Net earnings attributable to Mohawk Industries, Inc.	$256.0	4.7%	183.9	4.2%	185.5	3.5%
(1) Cost of sales includes:
Restructuring charges	$24.1	0.4%	17.5	0.4%	12.4	0.2%
(2) Selling, general and administrative expenses include:
Restructuring charges	17.9	0.3%	5.7	0.1%	0.8	—%
Lease charges	—	—%	6.0	0.1%	—	—%
(3) Interest expense includes:
Debt extinguishment costs	—	—%	1.1	—%	7.5	0.1%
(4) Other expense (income) includes:
Unrealized foreign currency losses	—	—%	9.1	0.2%	—	—%
U.S. customs refund	—	—%	—	—%	(7.7)	(0.1)%
Acquisitions purchase accounting	—	—%	—	—%	1.7	—%
Year Ended December 31, 2013, as Compared with Year Ended September 29, 2012

Net sales

Net sales for 2013 were $5,424.7 million, reflecting an increase of $1,072.3 million, or 24.6%, from the $4,352.3 million reported for 2012. The increase was primarily driven by the favorable net impact of price and product mix of approximately $146 million and higher volume of approximately $92 million, partially offset by the net impact of unfavorable foreign exchange rates of approximately $92 million.

Mohawk Segment—Net sales increased $52.8 million, or 2.4%, to $2,239.0 million for 2013, compared to $2,186.2 million for 2012. The increase was primarily driven by lower volume of approximately $142 million, which was partially offset by the favorable net impact of price and product mix of approximately $126 million. The volume decreases were primarily attributable to the timing of carpet product transitions in the home center channel and lower demand for rug products in the retail channel.

Dal-Tile Segment—Net sales increased $724.4 million, or 59.6%, to $1,939.1 million for 2013, compared to $1,214.7 million for 2012. The increase was primarily driven by volume increases of approximately $157 million and the favorable net impact of price and product mix of approximately $11 million, partially offset by the net impact of unfavorable foreign exchange rates of approximately $6 million. The volume increases were primarily attributable to improvement in the U.S. commercial and residential channels and growth in the Mexican market.

Unilin Segment—Net sales increased $305.8 million, or 30.0%, to $1,326.2 million for 2013, compared to $1,020.4 million for 2012. The increase was primarily driven by volume increases of approximately $84 million and the favorable net impact of price and product mix of approximately $8 million, partially offset by the impact of unfavorable foreign exchange rates of approximately $86 million. The volume increases were primarily attributable to flooring products primarily in Russia, Australia and North America, as well as increases in wood panel and insulation products.
Quarterly net sales and the percentage changes in net sales by quarter for 2013 versus 2012 were as follows (dollars in millions):

	2013	2012	Change
First quarter	$1,409.0	1,343.6	4.9%
Second quarter	1,469.8	1,477.9	(0.5)%
Third quarter	1,473.5	1,442.5	2.1%
Fourth quarter	1,435.7	1,378.3	4.2%
Total year	$5,788.0	5,642.3	2.6%

Gross profit

Gross profit for 2013 was $1,408.0 million (26.0% of net sales), an increase of $287.3 million or 25.6%, compared to gross profit of $1,120.7 million (25.8% of net sales) for 2012. The increase in gross profit dollars was primarily attributable to the favorable net impact of price and product mix of approximately $62 million, operations productivity of approximately $52 million and higher sales volume of approximately $22 million, partially offset by higher input costs of approximately $42 million and the impact of unfavorable foreign exchange rates of approximately $19 million.

Selling, general and administrative expenses

Selling, general and administrative expenses for 2013 were $1,012.1 million (18.7% of net sales), compared to $837.1 million (19.2% of net sales) for 2012. Selling, general and administrative expenses decreased as a percentage of net sales compared to the prior year primarily due to increased sales volume. The increase in selling, general and administrative expenses in dollars was primarily driven by increases in costs to support new product introductions and geographic expansion of approximately $31 million, partially offset by favorable foreign exchange rates of approximately $15 million and lower amortization costs of approximately $9 million.

Operating income

Operating income for 2013 was $395.9 million (7.3% of net sales) reflecting an increase of $112.3 million, or 39.6%, compared to operating income of $283.6 million (6.5% of net sales) for 2012. The increase in operating income was primarily driven by the favorable net impact of price and product mix of approximately $62 million, operations productivity of approximately $52 million and sales volume increases of approximately $22 million, partially offset by higher input costs of approximately $42 million and increases in selling costs to support new product introductions, geographic expansion and higher sales volume of approximately $31 million.

Mohawk Segment—Operating income was $148.9 million (6.7% of segment net sales) for 2013 reflecting an increase of $42.7 million compared to operating income of $106.2 million (4.9% of segment net sales) for 2012. The increase in operating income was primarily driven by the favorable net impact of price and product mix of approximately $67 million, higher operations productivity of approximately $18 million and lower restructuring costs of approximately $15 million, partially offset by lower sales volume of approximately $36 million and higher input costs of approximately $18 million.

Dal-Tile Segment—Operating income was $152.2 million (7.8% of segment net sales) for 2013 reflecting an increase of $52.3 million compared to operating income of $99.9 million (8.2% of segment net sales) for 2012. The increase in operating income was primarily driven by sales volume increases of approximately $42 million and favorable foreign exchange rates of approximately $6 million, partially offset by increases in selling costs to support new product introductions and higher sales volume of approximately $16 million, manufacturing start-up and restructuring costs of approximately $9 million and higher input costs of approximately $7 million.

Unilin Segment—Operating income was $119.1 million (9.0% of segment net sales) for 2013 reflecting an increase of $22.5 million compared to operating income of $96.6 million (9.5% of segment net sales) for 2012. The increase in operating income was primarily driven by higher input costs of approximately $18 million, increases in costs to support new product introductions and geographic expansion of approximately $11 million and unfavorable foreign exchange rates of approximately $10 million, partially offset by operations productivity of approximately $25 million and sales volume increases of approximately $15 million.

Interest expense

Interest expense was $70.1 million for 2013, reflecting an increase of $10.8 million compared to interest expense of $59.3 million for 2012. The increase in interest expense in 2012 was due to lower outstanding debt and lower interest rates on that outstanding debt. The lower interest rates were primarily attributable to the shift from higher interest rate senior notes to the Senior Credit Facility and the rating agency upgrades discussed in "Liquidity and Capital Resources".

Other expense

Other expense was $6.5 million for 2013, reflecting a change of $7.5 million compared to other expense of $1.1 million for 2012. The change was primarily attributable to net foreign currency losses of approximately $13 million. The unrealized foreign currency losses in the prior year were primarily a result of volatility in the Mexican Peso and Canadian Dollar that occurred late in the third quarter of 2011. Prior to the second quarter of 2012, operations carried out in Mexico used the U.S. dollar as the functional currency. Effective April 1, 2012, the Company changed the functional currency of its Mexico operations to the Mexican peso. See Note 1(l) of the Notes to the Consolidated Financial Statements.

Income tax expense

For 2013, the Company recorded income tax expense of $63.0 million on earnings before income taxes of $319.4 million for an effective tax rate of 19.7%, as compared to an income tax expense of $40.9 million on earnings before income taxes of $225.4 million, resulting in an effective tax rate of 18.1% for 2012. The difference in the effective tax rate for the comparative period is primarily due to the geographical dispersion of earnings and losses, a favorable IRS audit settlement in 2011, and the expiration of statutes of limitations for both Federal and State tax purposes.
Year Ended September 29, 2012, as Compared with Year Ended December 31, 2011
Net sales
Net sales for 2011 were $5,642.3 million, reflecting an increase of $323.2 million, or 6.1%, from the $5,319.1 million reported for 2010. The increase was primarily due to higher sales volume of approximately $143 million, favorable price and product mix of approximately $127 million and the impact of favorable foreign exchange rates of approximately $53 million.
Mohawk Segment—Net sales increased $82.8 million, or 2.9%, to $2,927.7 million in 2011, compared to $2,844.9 million in 2010. The increase was primarily driven by favorable price and product mix of approximately $64 million, and higher sales volume of approximately $19 million.
Dal-Tile Segment—Net sales increased $86.9 million, or 6.4%, to $1,454.3 million in 2011, compared to $1,367.4 million in 2010. The increase was primarily driven by higher sales volume of approximately $75 million, favorable price and product mix of approximately $9 million and the impact of favorable foreign exchange rates of approximately $3 million.
Unilin Segment—Net sales increased $156.5 million, or 13.2%, to $1,344.8 million in 2011, compared to $1,188.3 million in 2010. The increase was primarily due to favorable price and product mix of approximately $55 million, the impact of favorable foreign exchange rates of approximately $51 million and higher sales volume of approximately $51 million.

Quarterly net sales and the percentage changes in net sales by quarter for 2011 versus 2010 were as follows (dollars in millions):

	2011	2010	Change
First quarter	$1,343.6	1,347.2	(0.3)%
Second quarter	1,477.9	1,400.1	5.6%
Third quarter	1,442.5	1,309.6	10.1%
Fourth quarter	1,378.3	1,262.2	9.2%
Total year	$5,642.3	5,319.1	6.1%
Gross profit
Gross profit for 2011 was $1,416.9 million (25.1% of net sales) compared to gross profit of $1,402.6 million (26.4% of net sales) for 2010. Gross profit dollars were impacted by favorable price and product mix of approximately $124 million, lower manufacturing costs of approximately $69 million, higher sales volume of approximately $27 million and favorable foreign exchange rates of approximately $16 million, substantially offset by higher inflationary costs of approximately $206 million, primarily related to raw materials, and approximately $7 million of higher restructuring charges. The lower manufacturing costs are primarily a result of cost savings initiatives implemented and various restructuring activities taken by the Company, including facility consolidations, workforce reductions and productivity improvements resulting from capital investments. In addition, the gross profit for 2010 included insurance settlement proceeds of approximately $9 million related to a flood in the Company’s Mexican manufacturing facility.
Selling, general and administrative expenses
Selling, general and administrative expenses for 2011 were $1,101.3 million (19.5% of net sales) compared to $1,088.4 million (20.5% of net sales) for 2010. As a percentage of sales, selling, general and administrative expenses for 2011 decreased 1.0% compared to the prior year as a result of the Company’s ability to leverage its various cost savings initiatives. The dollar increase in selling, general and administrative expenses is primarily a result of unfavorable foreign exchange rates of approximately $9 million, a lease charge (discussed below) of approximately $6 million and higher restructuring charges of approximately $5 million, partially offset by the various cost savings initiatives implemented by the Company including facility consolidations and productivity improvements.
During the fourth quarter of 2011, the Company corrected an immaterial error in its consolidated financial statements. The error related to accounting for operating leases. The correction of $6.0 million resulted in an additional charge (“lease charge”) to selling, general and administrative expense in the Company’s 2011 consolidated statement of operations. The Company believes the correction of this error to be both quantitatively and qualitatively immaterial to its quarterly results for 2011 or to any of its previously issued consolidated financial statements. The correction had no impact on the Company’s cash flows as previously presented.
Operating income
Operating income for 2011 was $315.6 million (5.6% of net sales), reflecting a $1.4 million increase, compared to an operating income of $314.2 million (5.9% of net sales) for 2010. The increase in operating income was primarily a result of favorable price and product mix of approximately $124 million, lower manufacturing and selling, general and administrative expenses of approximately $77 million, higher sales volume of $27 million and the impact of favorable foreign exchange rates of approximately $7 million, substantially offset by higher inflationary costs of approximately $206 million, primarily related to raw materials, higher restructuring charges of approximately $11 million and a lease charge (discussed in selling, general and administrative expenses) of approximately $6 million. The lower manufacturing costs and selling, general and administrative expenses are primarily a result of cost saving initiatives implemented and various restructuring actions taken by the Company, including facility consolidations, workforce reductions and productivity improvements resulting from capital investments. In addition, the operating income for 2010 included insurance settlement proceeds of approximately $9 million related to a flood in the Company’s Mexican manufacturing facility.
Mohawk Segment—Operating income was $109.9 million (3.8% of segment net sales) for 2011, reflecting a decrease of $13.0 million, compared to operating income of $122.9 million (4.3% of segment net sales) for 2010. Operating income was negatively impacted by higher inflationary costs of approximately $138 million, primarily related to raw materials, higher restructuring charges of approximately $14 million and a lease charge (discussed in selling, general and administrative expenses) of approximately $3 million, substantially offset by lower manufacturing costs and selling, general and administrative expenses of approximately $76 million and favorable price and product mix of approximately $64 million. The lower manufacturing costs and selling, general and administrative expenses were primarily a result of cost savings initiatives implemented and various restructuring actions taken by the Company, including facility consolidations, workforce reductions and productivity improvements resulting from capital investments.
Dal-Tile Segment—Operating income was $101.3 million (7.0% of segment net sales) for 2011, reflecting an increase of $4.0 million, compared to operating income of $97.3 million (7.1% of segment net sales) for 2010. Operating income was favorably impacted by higher sales volume of approximately $18 million, lower manufacturing costs and selling, general and administrative expenses of approximately $10 million and favorable price and product mix of approximately $6 million, partially offset by higher inflationary costs of approximately $18 million, primarily related to raw materials and a lease charge (discussed in selling, general and administrative expenses) of approximately $3 million. The lower manufacturing costs and selling, general and administrative expenses are primarily a result of cost savings initiatives implemented and various restructuring actions taken by the Company, including workforce reductions and productivity improvements resulting from capital investments. In addition, the operating income for 2010 included insurance settlement proceeds of approximately $9 million related to a flood in the Company’s Mexican manufacturing facility.
Unilin Segment—Operating income was $127.1 million (9.5% of segment net sales) for 2011 reflecting an increase of $12.8 million compared to operating income of $114.3 million (9.6% of segment net sales) for 2010. The increase was primarily driven by favorable price and product mix of approximately $54 million, lower manufacturing costs of approximately $10 million, favorable foreign exchange rates of approximately $7 million, higher sales volume of approximately $7 million and lower restructuring costs of approximately $2 million, substantially offset by higher inflationary costs of approximately $50 million, primarily related to raw materials, and higher selling, general and administrative costs of approximately $17 million. The lower manufacturing costs are primarily a result of cost savings initiatives implemented and various restructuring actions taken by the Company, including facility consolidations and productivity improvements resulting from capital investments.
Interest expense
Interest expense was $101.6 million for 2011, reflecting a decrease of $31.5 million compared to interest expense of $133.2 million for 2010. The decrease in interest expense resulted from lower interest costs on the Company’s outstanding debt and lower debt levels. In addition, the 2010 interest expense includes a $7.5 million premium paid to extinguish approximately $200 million aggregate principal amount of senior notes.
Other expense (income)
Other expense for 2011 was $14.1 million as compared to other income in the prior year of $11.6 million. The unfavorable impact of $25.7 million was primarily a result of unfavorable changes in net foreign currency gains/losses of approximately $13 million, and losses associated with the minority interest of approximately $5 million. In addition, other income for 2010 included an approximately $8 million benefit from customs refunds partially offset by acquisitions purchase accounting adjustments of $1.7 million. The unrealized foreign currency losses are attributable to certain of the Company’s consolidated foreign subsidiaries that measure financial conditions and results using the U.S. dollar rather than the local currency. The unrealized foreign currency losses were primarily a result of volatility in the Mexican Peso and the Canadian Dollar that occurred late in the third quarter of 2011. The customs refunds from the U.S. government resulted from settling customs disputes dating back to 1986. The Company is pursuing additional recoveries for years subsequent to 1986 but there can be no assurances such recoveries will occur. Additional future recoveries, if any, will be recorded as realized.
Income tax expense
For 2011, the Company recorded an income tax expense of $21.6 million on earnings before income taxes of $199.9 million for an effective tax rate of 10.8%, as compared to an income tax expense of $2.7 million on earnings before income taxes of $192.6 million for an effective tax rate of 1.4% for 2010. The difference in the effective tax rate for the comparative period is primarily due to the benefit from the settlement of certain tax contingencies of $7.2 million and $30.0 million, respectively, in 2011 and 2010. In addition, both years were effected by the geographical dispersion of earnings and losses for the current period.

Liquidity and Capital Resources
The Company’s primary capital requirements are for working capital, capital expenditures and acquisitions. The Company’s capital needs are met primarily through a combination of internally generated funds, bank credit lines and credit terms from suppliers.

Cash flows provided by operating activities for 2013 were $327.0 million compared to $298.5 million provided by operating activities for 2012. The increase in cash provided by operating activities for 2013 as compared to 2012 is primarily attributable to higher earnings, and improvements in working capital. As discussed in note 13 to the consolidated financial statements, on December 28, 2012, the Company received the refund of the deposit related to the tax assessment by the Belgium taxing authority of €23.8 million. On January 30, 2013, the Company received a refund of the interest deposit of €2.9 million and interest income of €1.6 million earned on the deposit.
Net cash used in investing activities for 2013 was $705.0 million compared to $142.0 million for 2012. The decrease in investing activities primarily relates to lower capital expenditures and lower acquisition expenditures in 2013. Capital spending during 2013, excluding pending acquisition expenditures, is expected to range from approximately $275 million to $295 million and is intended to be used primarily to purchase equipment, add geographic capacity and to streamline manufacturing capabilities.
Net cash used in financing activities for 2013 was $3.9 million compared to $87.7 million for 2012. The change in cash used in financing activities as compared to 2012 is primarily attributable to the purchase of the non-controlling interest within the Dal-Tile segment for approximately $0.0 million, repayment of borrowings and funding of working capital.

On July 8, 2011, the Company entered into a five-year, senior, secured revolving credit facility (the “Senior Credit Facility”). The Senior Credit Facility provides for a maximum of $900.0 million of revolving credit, including limited amounts of credit in the form of letters of credit and swingline loans. The Company paid financing costs of $8.3 million in connection with its Senior Credit Facility. These costs were deferred and, along with unamortized costs of $12.3 million related to the Company’s prior senior, secured revolving credit facility, are being amortized over the term of the Senior Credit Facility.
On January 20, 2012, the Company entered into an amendment to the Senior Credit Facility that provides for an incremental term loan facility in the aggregate principal amount of $150.0 million. The Company paid financing costs of $1.0 million in connection with the amendment to its Senior Credit Facility. These costs were deferred and are being amortized over the remaining term of the Senior Credit Facility. The incremental term loan facility provides for eight scheduled quarterly principal payments of $1.875 million, with the first such payment due on June 30, 2012, followed by four scheduled quarterly principal payments of $3.750 million, with remaining quarterly principal payments of $5.625 million prior to maturity.

The Senior Credit Facility is scheduled to mature on July 8, 2016. The Company can terminate and prepay the Senior Credit Facility at any time without payment of any termination or prepayment penalty (other than customary breakage costs in respect of loans bearing interest at a rate based on LIBOR).

At the Company’s election, revolving loans under the Senior Credit Facility bear interest at annual rates equal to either (a) LIBOR for 1-, 2-, 3- or 6- month periods, as selected by the Company, plus an applicable margin ranging between 1.25% and 2.0%, or (b) the higher of the Bank of America, N.A. prime rate, the Federal Funds rate plus 0.5%, and a monthly LIBOR rate plus 1.0%, plus an applicable margin ranging between 0.25% and 1.0%. The Company also pays a commitment fee to the lenders under the Senior Credit Facility on the average amount by which the aggregate commitments of the lenders’ exceed utilization of the Senior Credit Facility ranging from 0.25% to 0.4% per annum. The applicable margin and the commitment fee are determined based on the Company’s Consolidated Net Leverage Ratio (with applicable margins and the commitment fee increasing as the ratio increases).

All obligations of the Company and the other borrowers under the Senior Credit Facility are required to be guaranteed by all of the Company’s material domestic subsidiaries and all obligations of borrowers that are foreign subsidiaries are guaranteed by those foreign subsidiaries of the Company which the Company designates as guarantors.

Due to the rating agency upgrade announced on March 14, 2012 by Standard & Poor’s Financial Services, LLC (“S&P”), the security interests in domestic accounts receivable and inventories, certain shares of capital stock (or equivalent ownership interests) of the domestic borrowers’ and domestic guarantors’ subsidiaries, and proceeds of any of the foregoing securing obligations under the Senior Credit Facility were released. The Company will be required to reinstate such security interests if there is a ratings downgrade such that: (a) both (i) the Moody’s Investor’s Service, Inc. (“Moody’s”) rating is Ba2 and (ii) the S&P rating is BB, (b) (i) the Moody’s rating is Ba3 or lower and (ii) the S&P rating is below BBB- (with a stable outlook or better) or (c) (i) the Moody’s rating is below Baa3 (with a stable outlook or better) and (ii) the S&P rating is BB- or lower.
The Senior Credit Facility includes certain affirmative and negative covenants that impose restrictions on the Company’s financial and business operations, including limitations on liens, indebtedness, investments, fundamental changes, asset dispositions, dividends and other similar restricted payments, transactions with affiliates, payments and modifications of certain existing debt, future negative pledges, and changes in the nature of the Company’s business. Many of these limitations are subject to numerous exceptions. The Company is also required to maintain a Consolidated Interest Coverage Ratio of at least

3.00 to 1.0 and a Consolidated Net Leverage Ratio of no more than 3.75 to 1.0, each as of the last day of any fiscal quarter, as defined in the Senior Credit Facility. The Senior Credit Facility also contains customary representations and warranties and events of default, subject to customary grace periods.

As of September 28, 2013, the amount utilized under the Senior Credit Facility including the term loan was $543.9 million, resulting in a total of $456.1 million available under the Senior Credit Facility. The amount utilized included $449.3 million of borrowings, $46.8 million of standby letters of credit guaranteeing the Company’s industrial revenue bonds and $47.8 million of standby letters of credit related to various insurance contracts and foreign vendor commitments.

On December 19, 2012, the Company entered into a three-year on-balance sheet trade accounts receivable securitization agreement (the "Securitization Facility"). The Securitization Facility allows the Company to borrow up to $300 million based on available accounts receivable and is secured by the Company's U.S. trade accounts receivable. Borrowings under the Securitization Facility bear interest at commercial paper interest rates, in the case of lenders that are commercial paper conduits, or LIBOR, in the case of lenders that are not commercial paper conduits, in each case, plus an applicable margin of 0.75% per annum. The Company also pays a commitment fee at a per annum rate of 0.30% on the unused amount of each lender's commitment. At December 31, 2012, the amount utilized under the Securitization Facility was $280.0 million.

On January 31, 2013, the Company issued $600 million aggregate principal amount of 3.850% Senior Notes due 2023. In the event that the Company does not complete its acquisition of the Marazzi Group on or prior to January 25, 2014 or if, prior to that date, the Share Purchase Agreement with respect to the acquisition is terminated, the Company will be required to redeem all of the notes on the special mandatory redemption date at a redemption price equal to 101% of the aggregate principal amount of the notes, plus accrued and unpaid interest thereon to, but not including, the special mandatory redemption date.

On January 17, 2006, the Company issued $900.0 million aggregate principal amount of 6.125% notes due January 15, 2016. Interest payable on these notes is subject to adjustment if either Moody’s or S&P, or both, upgrades or downgrades the rating assigned to the notes. Each rating agency downgrade results in a 0.25% increase in the interest rate, subject to a maximum increase of 1% per rating agency. If later the rating of these notes improves, then the interest rates would be reduced accordingly. Each 0.25% increase in the interest rate of these notes would increase the Company’s interest expense by approximately $0.1 million per quarter per $100.0 million of outstanding notes. In 2009, interest rates increased by an aggregate amount of 75 basis points as a result of downgrades by Moody’s and S&P. In the first quarter of 2012, interest rates decreased by 50 basis points as a result of the upgrades from S&P and Moody’s. Any future downgrades in the Company’s credit ratings could increase the cost of its existing credit and adversely affect the cost of and ability to obtain additional credit in the future.

In 2002, the Company issued $400.0 million aggregate principal amount of its senior 7.20% notes due April 15, 2012. During 2011, the Company repurchased $63.7 million of its senior 7.20% notes, at an average price equal to 102.72% of the principal amount. On April 16, 2012, the Company repaid the $336.3 million principal amount of outstanding senior 7.20% notes, together with accrued interest of $12.1 million, at maturity using available borrowings under its Senior Credit Facility.
As of September 28, 2013, the Company had invested cash of $15.3 million, of which $15.3 million was invested in A-1/P-1 rated money market cash investments in Europe. While the Company’s plans are to permanently reinvest the cash held in Europe, the estimated cost of repatriation for the cash invested in Europe would be approximately $5.3 million. The Company believes that its cash and cash equivalents on hand, cash generated from operations and availability under its credit facilities will be sufficient to meet its capital expenditure, working capital and debt servicing requirements over the next twelve months.
The Company may continue, from time to time, to retire its outstanding debt through cash purchases in the open market, privately negotiated transactions or otherwise. Such repurchases, if any, will depend on prevailing market conditions, the Company’s liquidity requirements, contractual restrictions and other factors. The amount involved may be material.
The Company’s Board of Directors has authorized the repurchase of up to 15 million shares of the Company’s outstanding common stock. Since the inception of the program in 1999, a total of approximately 11.5 million shares have been repurchased at an aggregate cost of approximately $335.1 million. All of these repurchases have been financed through the Company’s operations and banking arrangements. No shares were repurchased during 2013 or 2012.

Contractual obligations
The following is a summary of the Company’s future minimum payments under contractual obligations as of September 28, 2013 (in millions):

	Total	2014	2015	2016	2017	2018	Thereafter
Recorded Contractual Obligations:
Long-term debt, including current maturities and capital leases	$1,382.9	55.2	13.7	300.9	1,012.9	0.2	—
Unrecorded Contractual Obligations:
Interest payments on long-term debt and capital leases (1)	234.5	67.1	66.9	66.6	33.8	0.1	—
Operating leases	304.5	87.7	75.5	59.3	33.7	21.2	27.1
Purchase commitments (2)	145.4	80.3	37.9	26.0	1.2	—	—
Expected pension contributions (3)	1.9	1.9	—	—	—	—	—
Uncertain tax positions (4)	1.2	1.2	—	—	—	—	—
Guarantees	11.9	8.6	3.3	—	—	—	—
	699.4	246.8	183.6	151.9	68.7	21.3	27.1
Total	$2,082.3	302.0	197.3	452.8	1,081.6	21.5	27.1

(1)
For fixed rate debt, the Company calculated interest based on the applicable rates and payment dates. For variable rate debt, the Company estimated average outstanding balances for the respective periods and applied interest rates in effect as of September 28, 2013 to these balances.

(2)	Includes commitments for natural gas, electricity and raw material purchases.

(3)
Includes the estimated pension contributions for 2014 only, as the Company is unable to estimate the pension contributions beyond 2014. The Company’s projected benefit obligation and plan assets as of September 28, 2013 were $37.6 million and $32.6 million, respectively. The projected benefit obligation liability has not been presented in the table above due to uncertainty as to amounts and timing regarding future payments.

(4)
Excludes $33.7 million of non-current accrued income tax liabilities and related interest and penalties for uncertain tax positions. These liabilities have not been presented in the table above due to uncertainty as to amounts and timing regarding future payments.

Critical Accounting Policies
In preparing the consolidated financial statements in conformity with U.S. generally accepted accounting principles, the Company must make decisions which impact the reported amounts of assets, liabilities, revenues and expenses, and related disclosures. Such decisions include the selection of appropriate accounting principles to be applied and the assumptions on which to base accounting estimates. In reaching such decisions, the Company applies judgment based on its understanding and analysis of the relevant circumstances and historical experience. Actual amounts could differ from those estimated at the time the consolidated financial statements are prepared.
The Company’s significant accounting policies are described in Note 1 to the Consolidated Financial Statements included elsewhere in this report. Some of those significant accounting policies require the Company to make subjective or complex judgments or estimates. Critical accounting policies are defined as those that are both most important to the portrayal of a company’s financial condition and results and require management’s most difficult, subjective, or complex judgment, often as a result of the need to make estimates about the effect of matters that are inherently uncertain and may change in subsequent periods.
The Company believes the following accounting policies require it to use judgments and estimates in preparing its consolidated financial statements and represent critical accounting policies.

•
Accounts receivable and revenue recognition. Revenues are recognized when there is persuasive evidence of an arrangement, delivery has occurred, the price has been fixed or is determinable, and collectability can be reasonably assured. The Company provides allowances for expected cash discounts, sales allowances, returns, claims and doubtful accounts based upon historical bad debt and claims experience and periodic evaluation of specific customer accounts and the aging of accounts receivable. If the financial condition of the Company’s customers were to deteriorate, resulting in an impairment of their ability to make payments, additional allowances may be required. A 10% change in the Company’s allowance for discounts, returns, claims and doubtful accounts would have affected net earnings by approximately $2 million for the year ended September 28, 2013.

•
Inventories are stated at the lower of cost or market (net realizable value). Cost has been determined using the first-in first-out method (“FIFO”). Costs included in inventory include raw materials, direct and indirect labor and employee benefits, depreciation, general manufacturing overhead and various other costs of manufacturing. Market, with respect to all inventories, is replacement cost or net realizable value. Inventories on hand are compared against anticipated future usage, which is a function of historical usage, anticipated future selling price, expected sales below cost, excessive quantities and an evaluation for obsolescence. Actual results could differ from assumptions used to value obsolete inventory, excessive inventory or inventory expected to be sold below cost and additional reserves may be required. A 10% change in the Company’s reserve for excess or obsolete inventory would have affected net earnings by approximately $4 million for the year ended September 28, 2013.

•
Goodwill and other intangibles. Goodwill is tested annually for impairment during the fourth quarter or earlier upon the occurrence of certain events or substantive changes in circumstances. The Company considers the relationship between its market capitalization and its book value, among other factors, when reviewing for indicators of impairment. The goodwill impairment tests are based on determining the fair value of the specified reporting units based on management judgments and assumptions using the discounted cash flows and comparable company market valuation approaches. The Company has identified Mohawk, Dal-Tile, Unilin Flooring, Unilin Chipboard and Melamine, and Unilin Roofing as its reporting units for the purposes of allocating goodwill and intangibles as well as assessing impairments. The valuation approaches are subject to key judgments and assumptions that are sensitive to change such as judgments and assumptions about appropriate sales growth rates, operating margins, weighted average cost of capital (“WACC”), and comparable company market multiples. When developing these key judgments and assumptions, the Company considers economic, operational and market conditions that could impact the fair value of the reporting unit. However, estimates are inherently uncertain and represent only management’s reasonable expectations regarding future developments. These estimates and the judgments and assumptions upon which the estimates are based will, in all likelihood, differ in some respects from actual future results. Should a significant or prolonged deterioration in economic conditions occur, such as declines in spending for new construction, remodeling and replacement activities; the inability to pass increases in the costs of raw materials and fuel on to customers; or a decline in comparable company market multiples, then key judgments and assumptions could be impacted. Generally, a decline in estimated after tax cash flows of more than 25% or a more than 15% increase in WACC or a significant or prolonged decline in market capitalization could result in an additional indication of impairment.

The impairment test for intangible assets not subject to amortization involves a comparison of the estimated fair value of the intangible asset with its carrying value. If the carrying value of the intangible asset exceeds its fair value, an impairment loss is recognized in an amount equal to that excess. Significant judgments inherent in this analysis include assumptions about appropriate sales growth rates, royalty rates, WACC and the amount of expected future cash flows. These judgments and assumptions are subject to the variability discussed above.
The impairment evaluation for indefinite lived intangible assets, which for the Company are its trademarks, is conducted during the fourth quarter of each year, or more frequently if events or changes in circumstances indicate that an asset might be impaired. The determination of fair value used in the impairment evaluation is based on discounted estimates of future sales projections attributable to ownership of the trademarks. Significant judgments inherent in this analysis include assumptions about appropriate sales growth rates, royalty rates, WACC and the amount of expected future cash flows. The judgments and assumptions used in the estimate of fair value are generally consistent with past performance and are also consistent with the projections and assumptions that are used in operating plans. Such assumptions are subject to change as a result of changing economic and competitive conditions. The determination of fair value is highly sensitive to differences between estimated and actual cash flows and changes in the related discount rate used to evaluate the fair value of the trademarks. Estimated cash flows are sensitive to changes in the economy among other things.
The Company reviews its long-lived asset groups, which include intangible assets subject to amortization, which for the Company are its patents and customer relationships, for impairment whenever events or changes in circumstances indicate that the carrying amount of such asset groups may not be recoverable. Recoverability of asset groups to be held and used is measured by a comparison of the carrying amount of long-lived assets to future undiscounted net cash flows expected to be generated by these asset groups. If such asset groups are considered to be impaired, the impairment recognized is the amount by which the carrying amount of the asset group exceeds the fair value of the asset group. Assets held for sale are reported at the lower of the carrying amount or fair value less estimated costs of disposal and are no longer depreciated.
The Company conducted its annual assessment of goodwill and indefinite lived intangibles in the fourth quarter and no impairment was indicated for 2013.

•
Income taxes. The Company’s effective tax rate is based on its income, statutory tax rates and tax planning opportunities available in the jurisdictions in which it operates. Tax laws are complex and subject to different interpretations by the taxpayer and respective governmental taxing authorities. Significant judgment is required in determining the Company’s tax expense and in evaluating the Company’s tax positions. Deferred tax assets represent amounts available to reduce income taxes payable on taxable income in a future period. The Company evaluates the recoverability of these future tax benefits by assessing the adequacy of future expected taxable income from all sources, including reversal of taxable temporary differences, forecasted operating earnings and available tax planning strategies. These sources of income inherently rely on estimates, including business forecasts and other projections of financial results over an extended period of time. In the event that the Company is not able to realize all or a portion of its deferred tax assets in the future, a valuation allowance is provided. The Company would recognize such amounts through a charge to income in the period in which that determination is made or when tax law changes are enacted. The Company had valuation allowances of $321.6 million in 2013, $334.2 million in 2012 and $325.1 million in 2011. For further information regarding the Company’s valuation allowances, see Note 13 to the consolidated financial statements.

In the ordinary course of business there is inherent uncertainty in quantifying the Company’s income tax positions. The Company assesses its income tax positions and records tax benefits for all years subject to examination based upon the Company’s evaluation of the facts, circumstances and information available as of the reporting date. For those tax positions where it is more likely than not that a tax benefit will be sustained, the Company has recorded the largest amount of tax benefit with a greater than 50% likelihood of being realized upon ultimate settlement with a taxing authority that has full knowledge of all relevant information, as required by the provisions of the Financial Accounting Standards Board (“FASB”) FASB Accounting Standards Codification Topic ("ASC") 740-10. For those income tax positions where it is not more likely than not that a tax benefit will be sustained, no tax benefit has been recognized in the consolidated financial statements. As of September 28, 2013, the Company has $53.8 million accrued for uncertain tax positions. For further information regarding the Company’s uncertain tax positions, see Note 13 to the consolidated financial statements.

•
Environmental and legal accruals. Environmental and legal accruals are estimates based on judgments made by the Company relating to ongoing environmental and legal proceedings, as disclosed in the Company’s consolidated financial statements. In determining whether a liability is probable and reasonably estimable, the Company consults with its internal experts. The Company believes that the amounts recorded in the accompanying financial statements are based on the best estimates and judgments available to it.

Recent Accounting Pronouncements
Accounting Standards Update (“ASU”) No. 2011-05, “Comprehensive Income (Topic 220)-Presentation of Comprehensive Income” (“ASU 2011-05”) requires comprehensive income to be presented as a single continuous financial statement or in two separate but consecutive statements. The option of presenting other comprehensive income in the statement of stockholders' equity was eliminated. The Company adopted ASU 2011-05 in the first quarter of 2012 and chose to present comprehensive income as two separate but consecutive statements.

Impact of Inflation

Inflation affects the Company’s manufacturing costs, distribution costs and operating expenses. The Company expects raw material prices, many of which are petroleum based, to fluctuate based upon worldwide supply and demand of commodities utilized in the Company’s production processes. Although the Company attempts to pass on increases in raw material, energy and fuel-related costs to its customers, the Company’s ability to do so is dependent upon the rate and magnitude of any increase, competitive pressures and market conditions for the Company’s products. There have been in the past, and may be in the future, periods of time during which increases in these costs cannot be fully recovered. In the past, the Company has often been able to enhance productivity and develop new product innovations to help offset increases in costs resulting from inflation in its operations.

Seasonality

The Company is a calendar year-end company. With respect to its Mohawk and Dal-Tile segments, its results of operations for the first quarter tend to be the weakest. The second, third and fourth quarters typically produce higher net sales and operating income in these segments. These results are primarily due to consumer residential spending patterns for floor covering, which historically have decreased during the first two months of each year following the holiday season. The Unilin segment’s second and fourth quarters typically produce higher net sales and earnings followed by a moderate first quarter and a weaker third quarter. The third quarter is traditionally the weakest due to the European holiday in late summer.

Item 7A.	Quantitative and Qualitative Disclosures about Market Risk
The Company’s market risk is impacted by changes in foreign currency exchange rates, interest rates and certain commodity prices. Financial exposures to these risks are monitored as an integral part of the Company’s risk management program, which seeks to reduce the potentially adverse effect that the volatility of these markets may have on its operating results. From time to time, the Company enters into derivative contracts to manage these risks. The Company does not regularly engage in speculative transactions, nor does it regularly hold or issue financial instruments for trading purposes. The Company did not have any derivative contracts outstanding as of September 28, 2013 and 2012. As of September 28, 2013, approximately 64% of the Company’s debt portfolio was comprised of fixed-rate debt and 36% was floating-rate debt. A 1.0 percentage point change in the interest rate of the floating-rate debt would not have a material impact on the Company’s results of operations.

Item 8.	Consolidated Financial Statements and Supplementary Data

Report of Independent Registered Public Accounting Firm
The Board of Directors and Stockholders
Mohawk Industries, Inc.:
We have audited the accompanying consolidated balance sheets of Mohawk Industries, Inc. and subsidiaries as of September 28, 2013 and 2012, and the related consolidated statements of operations, comprehensive income, stockholders’ equity, and cash flows for each of the years in the three-year period ended September 28, 2013. These consolidated financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.
We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of Mohawk Industries, Inc. and subsidiaries as of September 28, 2013 and 2012, and the results of their operations and their cash flows for each of the years in the three-year period ended September 28, 2013, in conformity with U.S. generally accepted accounting principles.
We also have audited, in accordance with the standards of the Public Company Accounting Oversight Board (United States), Mohawk Industries, Inc.’s internal control over financial reporting as of September 28, 2013, based on criteria established in Internal Control—Integrated Framework issued by the Committee of Sponsoring Organizations of the Treadway Commission (COSO), and our report dated November 4, 2013 expressed an unqualified opinion on the effectiveness of the Company’s internal control over financial reporting.

/s/ KPMG LLP
Atlanta, Georgia
November 4, 2013

Report of Independent Registered Public Accounting Firm
The Board of Directors and Stockholders
Mohawk Industries, Inc.:
We have audited Mohawk Industries, Inc.’s internal control over financial reporting as of September 28, 2013, based on criteria established in Internal Control—Integrated Framework issued by the Committee of Sponsoring Organizations of the Treadway Commission (COSO). Mohawk Industries, Inc.’s management is responsible for maintaining effective internal control over financial reporting and for its assessment of the effectiveness of internal control over financial reporting, as set forth in Item 9A. of Mohawk Industries, Inc.’s Annual Report on Form 10-K for the year ended September 28, 2013. Our responsibility is to express an opinion on the Company’s internal control over financial reporting based on our audit.
We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether effective internal control over financial reporting was maintained in all material respects. Our audit included obtaining an understanding of internal control over financial reporting, assessing the risk that a material weakness exists, and testing and evaluating the design and operating effectiveness of internal control based on the assessed risk. Our audit also included performing such other procedures as we considered necessary in the circumstances. We believe that our audit provides a reasonable basis for our opinion.
A company’s internal control over financial reporting is a process designed to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles. A company’s internal control over financial reporting includes those policies and procedures that (1) pertain to the maintenance of records that, in reasonable detail, accurately and fairly reflect the transactions and dispositions of the assets of the company; (2) provide reasonable assurance that transactions are recorded as necessary to permit preparation of financial statements in accordance with generally accepted accounting principles, and that receipts and expenditures of the company are being made only in accordance with authorizations of management and directors of the company; and (3) provide reasonable assurance regarding prevention or timely detection of unauthorized acquisition, use, or disposition of the company’s assets that could have a material effect on the financial statements.
Because of its inherent limitations, internal control over financial reporting may not prevent or detect misstatements. Also, projections of any evaluation of effectiveness to future periods are subject to the risk that controls may become inadequate because of changes in conditions, or that the degree of compliance with the policies or procedures may deteriorate.
In our opinion, Mohawk Industries, Inc. maintained, in all material respects, effective internal control over financial reporting as of September 28, 2013, based on criteria established in Internal Control—Integrated Framework issued by the Committee of Sponsoring Organizations of the Treadway Commission.
We also have audited, in accordance with the standards of the Public Company Accounting Oversight Board (United States), the consolidated balance sheets of Mohawk Industries, Inc. and subsidiaries as of September 28, 2013 and 2012, and the related consolidated statements of operations, comprehensive income, stockholders’ equity, and cash flows for each of the years in the three-year period ended September 28, 2013, and our report dated November 4, 2013 expressed an unqualified opinion on those consolidated financial statements.

/s/ KPMG LLP
Atlanta, Georgia
November 4, 2013

MOHAWK INDUSTRIES, INC. AND SUBSIDIARIES
Consolidated Balance Sheets
September 28, 2013 and 2012

	2013	2012
	(In thousands, except per share data)
ASSETS
Current assets:
Cash and cash equivalents	$63,580	477,672
Receivables, net	1,154,368	679,473
Inventories	1,612,696	1,133,736
Prepaid expenses	179,562	138,117
Deferred income taxes	136,052	111,585
Other current assets	42,205	9,463
Total current assets	3,188,463	2,550,046
Property, plant and equipment, net	4,927,020	3,758,324
Goodwill	1,713,883	1,385,771
Tradenames	694,592	455,503
Other intangible assets, net	116,524	98,296
Deferred income taxes and other non-current assets	166,711	121,216
	$10,807,193	8,369,156
LIABILITIES AND STOCKHOLDERS’ EQUITY
Current liabilities:
Current portion of long-term debt	$89,031	55,213
Accounts payable and accrued expenses	1,296,192	773,436
Total current liabilities	1,385,223	828,649
Deferred income taxes	452,588	329,810
Long-term debt, less current portion	2,257,391	1,327,729
Other long-term liabilities	135,322	97,879
Total liabilities	4,230,524	2,584,067
Commitments and contingencies (Notes 7 and 14)
Redeemable noncontrolling interest	—	—
Stockholders’ equity:
Preferred stock, $.01 par value; 60 shares authorized; no shares issued	—	—
Common stock, $.01 par value; 150,000 shares authorized; 80,779 and 80,185 shares issued in 2013 and 2012, respectively	808	802
Additional paid-in capital	1,557,432	1,277,521
Retained earnings	2,859,158	2,605,023
Accumulated other comprehensive income, net	146,225	159,733
	4,563,623	4,043,079
Less treasury stock at cost; 8,155 and 11,032 shares in 2013 and 2012, respectively	239,138	323,462
Total stockholders’ equity	4,324,485	3,719,617
	$8,555,009	6,303,684
See accompanying notes to consolidated financial statements.

MOHAWK INDUSTRIES, INC. AND SUBSIDIARIES
Consolidated Statements of Operations
Years Ended September 28, 2013, 2012 and 2011

	2013	2012	2011
	(In thousands, except per share data)
Net sales	$5,424,650	4,352,321	5,319,072
Cost of sales	4,016,638	3,231,594	3,916,472
Gross profit	1,408,012	1,120,727	1,402,600
Selling, general and administrative expenses	1,012,069	837,079	1,088,431
Operating income	395,943	283,648	314,169
Interest expense	70,098	59,311	133,151
Other expense (income)	6,458	(1,063)	(11,630)
Earnings before income taxes	319,387	225,400	192,648
Income tax expense	62,965	40,896	2,713
Net earnings	256,422	184,504	189,935
Less: Net earnings attributable to noncontrolling interest	373	635	4,464
Net earnings attributable to Mohawk Industries, Inc.	$256,049	183,869	185,471
Basic earnings per share attributable to Mohawk Industries, Inc.	$3.56	2.67	2.66
Diluted earnings per share attributable to Mohawk Industries, Inc.	$3.53	2.66	2.65

See accompanying notes to consolidated financial statements.

MOHAWK INDUSTRIES, INC. AND SUBSIDIARIES
Consolidated Statements of Comprehensive Income
Years Ended September 28, 2013, 2012 and 2011

	2013	2.012	2.011
	(in thousands)
Net earnings	$254,508	184,504	189,935
Other comprehensive income (loss):
Foreign currency translation adjustments	(13,689)	(22,773)	(119,200)
Pension prior service cost and actuarial (loss) gain	181	(12)	380
Other comprehensive income (loss)	(13,508)	(22,785)	(118,820)
Comprehensive income	241,000	161,719	71,115
Less: comprehensive income attributable to the non-controlling interest	373	635	4,464
Comprehensive income attributable to Mohawk Industries, Inc.	$240,627	161,084	66,651

See accompanying notes to consolidated financial statements.

MOHAWK INDUSTRIES, INC. AND SUBSIDIARIES
Consolidated Statements of Stockholders’ Equity
Years Ended September 28, 2013, 2012 and 2011

		Total Stockholders’ Equity
	Redeemable Noncontrolling Interest	Common Stock		Additional Paid-in Capital	Retained Earnings	Accumulated Other Comprehensive Income	Treasury Stock		Total Stockholders’ Equity
		Shares	Amount				Shares	Amount
	(In thousands)
Balances at December 31, 2009	$33,459	79,518	$795	$1,227,856	$1,998,616	$296,917	(11,034)	$(323,361)	$3,200,823
Shares issued under employee and director stock plans	—	148	2	1,685	—	—	(3)	(265)	1,422
Stock-based compensation expense	—	—	—	6,888	—	—	—	—	6,888
Tax deficit from stock-based compensation	—	—	—	(984)	—	—	—	—	(984)
Distribution to noncontrolling interest, net of adjustments	(5,726)	—	—	—	—	—	—	—	—
Noncontrolling earnings	4,464	—	—	—	—	—	—	—	—
Accretion of redeemable noncontrolling interest	3,244	—	—	—	(3,244)	—	—	—	(3,244)
Currency translation adjustment	—	—	—	—	—	(119,200)	—	—	(119,200)
Pension prior service cost and actuarial gain or loss	—	—	—	—	—	380	—	—	380
Net income	—	—	—	—	185,471	—	—	—	185,471
Balances at December 31, 2010	35,441	79,666	797	1,235,445	2,180,843	178,097	(11,037)	(323,626)	3,271,556
Shares issued under employee and director stock plans	—	149	1	2,543	—	—	3	78	2,622
Stock-based compensation expense	—	—	—	10,159	—	—	—	—	10,159
Tax deficit from stock-based compensation	—	—	—	(16)	—	—	—	—	(16)
Distribution to noncontrolling interest, net of adjustments	(4,764)	—	—	—	—	—	—	—	—
Retained distribution noncontrolling interest	(1,257)	—	—	—		—	—	—	—
Noncontrolling earnings	4,303	—	—	—	—	—	—	—	—
Currency translation adjustment	—	—	—	—	—	(42,006)	—	—	(42,006)
Pension prior service cost and actuarial gain or loss	—	—	—	—	—	(452)	—	—	(452)
Net income	—	—	—	—	173,922	—	—	—	173,922
Balances at December 31, 2011	33,723	79,815	798	1,248,131	2,354,765	135,639	(11,034)	(323,548)	3,415,785
Shares issued under employee and director stock plans		370	4	13,467			2	86	13,557
Stock-based compensation expense				14,082					14,082
Tax benefit from stock-based compensation				1,133					1,133
Distribution to noncontrolling interest, net of adjustments	(423)								—
Noncontrolling earnings	635								—
Purchase of noncontrolling interest	(35,000)								—
Tax effect of purchase of noncontrolling interest	1,065			708					708
Currency translation adjustment						25,685			25,685
Pension prior service cost and actuarial gain or loss						(1,591)			(1,591)
Net income					250,258				250,258
Balances at December 31, 2012	$—	80,185	$802	$1,277,521	$2,605,023	$159,733	(11,032)	$(323,462)	$3,719,617
See accompanying notes to consolidated financial statements.

MOHAWK INDUSTRIES, INC. AND SUBSIDIARIES
Consolidated Statements of Cash Flows
Years Ended September 28, 2013, 2012 and 2011

	2013	2012	2011
	(In thousands)
Cash flows from operating activities:
Net earnings	$254,508	184,504	189,935
Adjustments to reconcile net earnings to net cash provided by operating activities:
Restructuring	42,062	12,455	12,341
Depreciation and amortization	222,542	216,415	296,773
Deferred income taxes	(39,799)	7,335	(21,279)
Loss on extinguishment of debt	—	—	7,514
Loss (gain) on disposal of property, plant and equipment	1,714	1,773	(4,975)
Stock-based compensation expense	13,834	11,210	6,888
Other	—	—	—
Changes in operating assets and liabilities, net of effects of acquisitions:
Receivables, net	(166,592)	(97,280)	(12,273)
Income tax receivable	—	(31,820)	68,740
Inventories	(45,924)	(24,723)	(118,903)
Accounts payable and accrued expenses	46,856	39,632	(86,947)
Other assets and prepaid expenses	15,153	(12,463)	(11,791)
Other liabilities	(17,381)	(8,491)	(6,311)
Net cash provided by operating activities	326,973	298,547	319,712
Cash flows from investing activities:
Additions to property, plant and equipment	(255,523)	(134,998)	(156,180)
Proceeds from insurance claim	—	—	4,615
Acquisitions, net of cash acquired	(449,466)	—	—
Investment in joint venture	—	(7,007)	(79,917)
Net cash used in investing activities	(704,989)	(142,005)	(231,482)
Cash flows from financing activities:
Payments on revolving line of credit	(2,113,593)	(1,059,650)	—
Proceeds from revolving line of credit	2,407,701	1,334,500	—
Repayment of senior notes	—	(336,270)	(199,992)
Proceeds from asset securitization borrowings	20,000	—	—
Borrowings (payments) on term loan and other debt	(1,678)	(216)	(812)
Debt issuance costs	(7,652)	(1,018)	—
Debt extinguishment costs	—	—	(7,514)
Purchase of non-controlling interest	—	(35,000)	—
Distribution to non-controlling interest	—	(423)	(3,472)
Change in restricted cash	—	—	(27,954)
Change in outstanding checks in excess of cash	(7,004)	1,029	(17,900)
Proceeds from stock transactions	38,633	9,356	2,445
Net cash used in financing activities	336,407	(87,692)	(255,199)
Effect of exchange rate changes on cash and cash equivalents	(32,193)	47	(10,272)
Net change in cash and cash equivalents	(73,802)	68,897	(177,241)
Cash and cash equivalents, beginning of year	477,672	311,945	531,458
Cash and cash equivalents, end of year	$403,870	380,842	354,217

See accompanying notes to consolidated financial statements.

MOHAWK INDUSTRIES, INC. AND SUBSIDIARIES
Notes to Consolidated Financial Statements
Years Ended December 31, 2012, 2011 and 2010
(In thousands, except per share data)

(1) Summary of Significant Accounting Policies
(a) Basis of Presentation
Mohawk Industries, Inc. (“Mohawk” or the “Company”), a term which includes the Company and its subsidiaries, is a leading producer of floor covering products for residential and commercial applications in the United States (“U.S.”) and residential applications in Europe. The Company is the second largest carpet and rug manufacturer and one of the largest manufacturers, marketers and distributors of ceramic tile, natural stone and hardwood flooring in the U.S., as well as a leading producer of laminate flooring in the U.S. and Europe.
The consolidated financial statements include the accounts of the Company and its subsidiaries. All significant intercompany balances and transactions have been eliminated in consolidation.
The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.
(b) Cash and Cash Equivalents
The Company considers investments with an original maturity of three months or less when purchased to be cash equivalents. As of September 28, 2013, the Company had invested cash of $15,284 of which $15,284 was invested in A-1/P-1 rated money market cash investments in Europe and was in North America and Mexico. As of September 29, 2012, the Company had invested cash of $0 of which was invested in A-1/P-1 rated money market cash investments in Europe and $0 was in North America and Mexico.
(c) Accounts Receivable and Revenue Recognition
The Company is principally a carpet, rugs, ceramic tile, laminate and hardwood flooring manufacturer and sells carpet, rugs, ceramic tile, natural stone, hardwood, resilient and laminate flooring products in the U.S. principally for residential and commercial use. In addition, the Company manufactures laminate and sells carpet, rugs, hardwood and laminate flooring products in Europe principally for residential and commercial use. The Company grants credit to customers, most of whom are retail-flooring dealers, home centers and commercial end users, under credit terms that the Company believes are customary in the industry.
Revenues, which are recorded net of taxes collected from customers, are recognized when there is persuasive evidence of an arrangement, delivery has occurred, the price has been fixed or is determinable, and collectability can be reasonably assured. The Company provides allowances for expected cash discounts, returns, claims, sales allowances and doubtful accounts based upon historical bad debt and claims experience and periodic evaluations of specific customer accounts and the aging of accounts receivable. Licensing revenues received from third parties for patents are recognized based on contractual agreements.
(d) Inventories
The Company accounts for all inventories on the first-in, first-out (“FIFO”) method. Inventories are stated at the lower of cost or market (net realizable value). Cost has been determined using the FIFO method. Costs included in inventory include raw materials, direct and indirect labor and employee benefits, depreciation, general manufacturing overhead and various other costs of manufacturing. Market, with respect to all inventories, is replacement cost or net realizable value. Inventories on hand are compared against anticipated future usage, which is a function of historical usage, anticipated future selling price, expected sales below cost, excessive quantities and an evaluation for obsolescence. Actual results could differ from assumptions used to value obsolete inventory, excessive inventory or inventory expected to be sold below cost and additional reserves may be required.
(e) Property, Plant and Equipment
Property, plant and equipment are stated at cost, including capitalized interest. Depreciation is calculated on a straight-line basis over the estimated remaining useful lives, which are 25-35 years for buildings and improvements, 5-15 years for

MOHAWK INDUSTRIES, INC. AND SUBSIDIARIES
Notes to Consolidated Financial Statements—(Continued)

machinery and equipment, the shorter of the estimated useful life or lease term for leasehold improvements and 3-7 years for furniture and fixtures.
(f) Goodwill and Other Intangible Assets
In accordance with the provisions of the Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic ("ASC") 350, “Intangibles-Goodwill and Other,” the Company tests goodwill and other intangible assets with indefinite lives for impairment on an annual basis in the fourth quarter (or on an interim basis if an event occurs that might reduce the fair value of the reporting unit below its carrying value). The Company considers the relationship between its market capitalization and its book value, among other factors, when reviewing for indicators of impairment. The goodwill impairment tests are based on determining the fair value of the specified reporting units based on management’s judgments and assumptions using the discounted cash flows and comparable company market valuation approaches. The Company has identified Mohawk, Dal-Tile, Unilin Flooring, Unilin Chipboard and Melamine, and Unilin Roofing as its reporting units for the purposes of allocating goodwill and intangibles as well as assessing impairments. The valuation approaches are subject to key judgments and assumptions that are sensitive to change such as judgments and assumptions about appropriate sales growth rates, operating margins, weighted average cost of capital (“WACC”), and comparable company market multiples.
When developing these key judgments and assumptions, the Company considers economic, operational and market conditions that could impact the fair value of the reporting unit. However, estimates are inherently uncertain and represent only management’s reasonable expectations regarding future developments. These estimates and the judgments and assumptions upon which the estimates are based will, in all likelihood, differ in some respects from actual future results. Should a significant or prolonged deterioration in economic conditions occur, such as continued declines in spending for new construction, remodeling and replacement activities; the inability to pass increases in the costs of raw materials and fuel on to customers; or a decline in comparable company market multiples, then key judgments and assumptions could be impacted.
The impairment evaluation for indefinite lived intangible assets, which for the Company are its trademarks, is conducted during the fourth quarter of each year, or more frequently if events or changes in circumstances indicate that an asset might be impaired. During 2012, the Company adopted Accounting Standard Update No. 2011-08, "Testing Goodwill for Impairment," and early adopted Accounting Standard Update No. 2012-02, "Testing Indefinite-Lived Intangible Assets for Impairment." As a result, beginning in 2012, the first step of the impairment tests for our indefinite lived intangible assets is a thorough assessment of qualitative factors to determine the existence of events or circumstances that would indicate that it is not more likely than not that the fair value of these assets is less than their carrying amounts. If the qualitative test indicates it is not more likely than not that the fair value of these assets is less than their carrying amounts, a quantitative assessment is not required. If a quantitative test is necessary, the second step of our impairment test involves comparing the estimated fair value of a reporting unit to its carrying amount. The determination of fair value used in the impairment evaluation is based on discounted estimates of future sales projections attributable to ownership of the trademarks. Significant judgments inherent in this analysis include assumptions about appropriate sales growth rates, royalty rates, WACC and the amount of expected future cash flows. The judgments and assumptions used in the estimate of fair value are generally consistent with past performance and are also consistent with the projections and assumptions that are used in current operating plans. Such assumptions are subject to change as a result of changing economic and competitive conditions. The determination of fair value is highly sensitive to differences between estimated and actual cash flows and changes in the related discount rate used to evaluate the fair value of the trademarks. Estimated cash flows are sensitive to changes in the economy among other things. If the carrying value of the intangible asset exceeds its fair value, an impairment loss is recognized in an amount equal to that excess.
Intangible assets that do not have indefinite lives are amortized based on average lives, which range from 7-16 years.
(g) Income Taxes
Income taxes are accounted for under the asset and liability method. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carry-forwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Changes in recognition or measurement are reflected in the period in which the change in judgment occurs. The Company records interest and penalties related to unrecognized tax benefits in income tax expense.
(h) Financial Instruments

MOHAWK INDUSTRIES, INC. AND SUBSIDIARIES
Notes to Consolidated Financial Statements—(Continued)

The Company’s financial instruments consist primarily of receivables, accounts payable, accrued expenses and long-term debt. The carrying amount of receivables, accounts payable and accrued expenses approximates their fair value because of the short-term maturity of such instruments. The carrying amount of the Company’s floating rate debt approximates its fair value based upon level two fair value hierarchy. Interest rates that are currently available to the Company for issuance of long-term debt with similar terms and remaining maturities are used to estimate the fair value of the Company’s long-term debt.
(i) Advertising Costs and Vendor Consideration
Advertising and promotion expenses are charged to earnings during the period in which they are incurred. Advertising and promotion expenses included in selling, general, and administrative expenses were $29,175 in 2013, $35,847 in 2.012 and $38,553 in 2.011.
Vendor consideration, generally cash, is classified as a reduction of net sales, unless specific criteria are met regarding goods or services that the vendor may receive in return for this consideration. The Company makes various payments to customers, including slotting fees, advertising allowances, buy-downs and co-op advertising. All of these payments reduce gross sales with the exception of co-op advertising. Co-op advertising is classified as a selling, general and administrative expense in accordance with ASC 605-50. Co-op advertising expenses, a component of advertising and promotion expenses, were $6,424 in 2013, $3,520 in 2.012 and $4,660 in 2.011.
(j) Product Warranties
The Company warrants certain qualitative attributes of its flooring products. The Company has recorded a provision for estimated warranty and related costs, based on historical experience and periodically adjusts these provisions to reflect actual experience.
(k) Impairment of Long-Lived Assets
The Company reviews its long-lived asset groups, which include intangible assets subject to amortization, which for the Company are its patents and customer relationships, for impairment whenever events or changes in circumstances indicate that the carrying amount of such asset groups may not be recoverable. Recoverability of asset groups to be held and used is measured by a comparison of the carrying amount of long-lived assets to future undiscounted net cash flows expected to be generated by these asset groups. If such asset groups are considered to be impaired, the impairment recognized is the amount by which the carrying amount of the asset group exceeds the fair value of the asset group. Assets held for sale are reported at the lower of the carrying amount or fair value less estimated costs of disposal and are no longer depreciated.
(l) Foreign Currency Translation
Prior to the second quarter of 2012, operations carried out in Mexico used the U.S. dollar as the functional currency. Effective April 1, 2012, the Company changed the functional currency of its Mexico operations to the Mexican peso. The Company believes that the completion of a second plant in Mexico and growth in sales to the local Mexican market indicated a significant change in the economic facts and circumstances that justified the change in the functional currency. The effects of the change in functional currency were not significant to the Company's consolidated financial statements.
The Company’s subsidiaries that operate outside the United States use their local currency as the functional currency, with the exception of operations carried out in Canada in which case the functional currency is the U.S. dollar. Other than Canada, the functional currency is translated into U.S. dollars for balance sheet accounts using the month end rates in effect as of the balance sheet date and average exchange rate for revenue and expense accounts for each respective period. The translation adjustments are deferred as a separate component of stockholders’ equity, within accumulated other comprehensive income. Gains or losses resulting from transactions denominated in foreign currencies are included in other income or expense, within the consolidated statements of operations. The assets and liabilities of the Company’s Canadian operations are re-measured using a month end rate, except for non-monetary assets and liabilities, which are re-measured using the historical exchange rate. Income and expense accounts are re-measured using an average monthly rate for the period, except for expenses related to those balance sheet accounts that are re-measured using historical exchange rates. The resulting re-measurement adjustment is reported in the consolidated statements of operations when incurred.
(m) Earnings per Share (“EPS”)
Basic net earnings per share (“EPS”) is calculated using net earnings available to common stockholders divided by the weighted-average number of shares of common stock outstanding during the year. Diluted EPS is similar to basic EPS except

MOHAWK INDUSTRIES, INC. AND SUBSIDIARIES
Notes to Consolidated Financial Statements—(Continued)

that the weighted-average number of shares is increased to include the number of additional common shares that would have been outstanding if the potentially dilutive common shares had been issued.
Dilutive common stock options are included in the diluted EPS calculation using the treasury stock method. Common stock options and unvested restricted shares (units) that were not included in the diluted EPS computation because the price was greater than the average market price of the common shares for the periods presented were 0, 948 and for 2013, 2012 and 2011, respectively.
Computations of basic and diluted earnings per share are presented in the following table:

	2013	2012	2011
Net earnings attributable to Mohawk Industries, Inc.	$256,049	183,869	185,471
Accretion of redeemable noncontrolling interest (1)	—	—	(3,244)
Net earnings available to common stockholders	$256,049	183,869	182,227
Weighted-average common shares outstanding-basic and diluted:
Weighted-average common shares outstanding - basic	71,467	68,952
Add weighted-average dilutive potential common shares - options and RSU’s to purchase common shares, net	508	295
Weighted-average common shares outstanding-diluted	71,975	69,247	—
Basic earnings per share attributable to Mohawk Industries, Inc.	$3.59	2.67	#DIV/0!
Diluted earnings per share attributable to Mohawk Industries, Inc.	$3.56	2.66	#DIV/0!

(1)	Amount represents the adjustment to fair value of a redeemable noncontrolling interest in a consolidated subsidiary of the Company.
(n) Stock-Based Compensation
The Company recognizes compensation expense for all share-based payments granted based on the grant-date fair value estimated in accordance with ASC 718-10, “Stock Compensation”. Compensation expense is generally recognized on a straight-line basis over the awards' estimated lives for fixed awards with ratable vesting provisions.
(o) Comprehensive Income
Comprehensive income includes foreign currency translation of assets and liabilities of foreign subsidiaries, effects of exchange rate changes on intercompany balances of a long-term nature and pensions. The Company does not provide income taxes on currency translation adjustments, as earnings from foreign subsidiaries are considered to be indefinitely reinvested.
Amounts recorded in accumulated other comprehensive income on the consolidated statements of stockholders' equity for the years ended December 31, 2013, 2012 and 2011 are as follows:

	Foreign translation adjustment	Pensions	Total
December 31, 2010	$296,182	735	296,917
2010 activity	(119,200)	380	(118,820)
12/31/2011	176,982	1,115	178,097
2011 activity	(22,773)	(12)	(22,785)
12/31/2012	154,209	1,103	155,312
2012 activity	(13,689)	181	(13,508)
12/31/2013	$140,520	1,284	141,804
(p) Recent Accounting Pronouncements

MOHAWK INDUSTRIES, INC. AND SUBSIDIARIES
Notes to Consolidated Financial Statements—(Continued)

Accounting Standards Update (“ASU”) No. 2011-05, “Comprehensive Income (Topic 220)-Presentation of Comprehensive Income” (“ASU 2011-05”) requires comprehensive income to be presented in a single continuous financial statement or in two separate but consecutive statements. The option of presenting other comprehensive income in the statement of stockholders' equity was eliminated. The Company adopted ASU 2011-05 in the first quarter of 2012 and chose to present comprehensive income in two separate but consecutive statements.
(q) Fiscal Year
The Company ends its fiscal year on December 31. Each of the first three quarters in the fiscal year ends on the Saturday nearest the calendar quarter end.

(2) Acquisitions
The Company invested in a Brazilian joint venture in the Unilin segment for $7,007 in 2012. The Company acquired an Australian distribution business in the Unilin segment for $0 in 2011. The Company acquired a 34% equity investment in a leading manufacturer and distributor of ceramic tile in China in the Dal-Tile segment for $79,917 in 2010. In June 2012, the Company increased its equity method ownership in the China joint venture to 49% through a restructuring transaction in which the majority equity owner acquired certain assets of the joint venture. Also in 2012, the Company purchased the non-controlling interest within the Dal-Tile segment for $0.
On January 10, 2013, the Company completed its purchase of Pergo, a leading manufacturer of laminate flooring in the United States and the Nordic countries. The total value of the acquisition was approximately $150 million in cash.
On December 20, 2012, the Company entered into a definitive share purchase agreement to acquire Fintiles S.p.A and its subsidiaries (collectively, the "Marazzi Group"), a global manufacturer, distributor and marketer of ceramic tile. At the closing of the transaction, the Company will pay a purchase price based on an enterprise value of €1.17 billion. The Company expects to complete the transaction in the first half of 2013 pending customary governmental approvals and the satisfaction of other closing conditions.
On January 28, 2013 the Company entered into an agreement to purchase Spano Invest NV, a Belgian panel board manufacturer, for €125 million. The Company expects to complete the transaction in the second half of 2013 pending customary governmental approvals and the satisfaction of other closing conditions.

(3) Receivables

	December 31, 2013	December 31, 2012
Customers, trade	$1,164,172	691,553
Income tax receivable	10,473	—
Other	58,520	25,793
	1,233,165	717,346
Less allowance for discounts, returns, claims and doubtful accounts	78,797	37,873
Receivables, net	$1,154,368	679,473
The following table reflects the activity of allowances for discounts, returns, claims and doubtful accounts for the years ended December 31:

	Balance at beginning of year	Additions charged to costs and expenses	Deductions(1)	Balance at end of year
2011	$62,809	170,274	187,328	45,755
2012	45,755	161,073	163,123	43,705
2013	43,705	180,616	186,448	37,873

MOHAWK INDUSTRIES, INC. AND SUBSIDIARIES
Notes to Consolidated Financial Statements—(Continued)

(1)	Represents charge-offs, net of recoveries.

(4) Inventories
The components of inventories are as follows:

	September 28, 2013	September 29, 2012
Finished goods	$1,090,008	695,606
Work in process	128,534	103,685
Raw materials	394,154	334,445
Total inventories	$1,612,696	1,133,736

(5) Goodwill and Other Intangible Assets
The Company conducted its annual impairment assessment in the fourth quarter of 2013 and determined the fair values of its reporting units and trademarks exceeded their carrying values. As a result, no impairment was indicated.
The following table summarizes the components of intangible assets:
Goodwill:

	Mohawk	Dal-Tile	Unilin	Total
Balances as of 12/31/2011
Goodwill	$199,132	1,186,913	1,310,774	2,696,819
Accumulated impairments losses	(199,132)	(531,930)	(596,363)	(1,327,425)
	—	654,983	714,411	1,369,394
Goodwill recognized during the year	—	—	19,066	19,066
Currency translation during the year	—	—	(13,285)	(13,285)
Balances as of 12/31/2012
Goodwill	199,132	1,186,913	1,316,555	2,702,600
Accumulated impairments losses	(199,132)	(531,930)	(596,363)	(1,327,425)
	—	654,983	720,192	1,375,175
Currency translation during the year	—	—	11,116	11,116
Balances as of 9/28/2013
Goodwill	199,132	1,186,913	1,327,671	2,713,716
Accumulated impairments losses	(199,132)	(531,930)	(596,363)	(1,327,425)
	$—	654,983	731,308	1,386,291
During 2012, the Company recorded additional goodwill of $19,066 in the Unilin segment related to business acquisitions.
Intangible assets:

Tradenames
Indefinite life assets not subject to amortization:
Balance as of 12/31/2011	$456,890
Currency translation during the year	(6,458)
Balance as of 12/31/2012	450,432
Currency translation during the year	6,898
Balance as of 9/28/2013	$457,330

MOHAWK INDUSTRIES, INC. AND SUBSIDIARIES
Notes to Consolidated Financial Statements—(Continued)

	Customer relationships	Patents	Other	Total
Intangible assets subject to amortization:
Balance as of 12/31/2011	$106,432	112,520	1,285	220,237
Intangible assets recognized during the year	5,181	—	—	5,181
Amortization during the year	(47,460)	(22,782)	(122)	(70,364)
Currency translation during the year	805	(1,194)	3	(386)
Balance as of 12/31/2012	64,958	88,544	1,166	154,668
Amortization during the year	(4,712)	(14,418)	(132)	(19,262)
Currency translation during the year	(412)	1,117	(195)	510
Balance as of 9/28/2013	$59,834	75,243	839	135,916

	Years Ended December 31,
	2013	2012	2011
Amortization expense	$19,262	47,942	69,513
Estimated amortization expense for the years ending December 31 are as follows:

2014	$22,715
2015	20,716
2016	18,421
2017	15,837
2018	14,207

(6) Property, Plant and Equipment
Following is a summary of property, plant and equipment:

	December 31, 2012	December 31, 2011
Land	$178,110	180,584
Buildings and improvements	730,668	682,395
Machinery and equipment	2,550,779	2,470,485
Furniture and fixtures	98,519	90,963
Leasehold improvements	54,880	54,501
Construction in progress	145,368	160,929
	3,758,324	3,639,857
Less accumulated depreciation and amortization	2,065,472	1,927,703
Net property, plant and equipment	$1,692,852	1,712,154
Additions to property, plant and equipment included capitalized interest of $4,577, $6,197 and $4,240 in 2013, 2.012 and 2.011, respectively. Depreciation expense was $217,393, $220,580 and $218,649 for 2013, 2.012 and 2.011, respectively. Included in the property, plant and equipment are capital leases with a cost of $7,219 and $7,803 and accumulated depreciation of $5,581 and $5,881 as of December 31, 2012 and 2.012, respectively.

(7) Long-Term Debt

On July 8, 2011, the Company entered into a 5-year, senior, secured revolving credit facility (the “Senior Credit Facility”). The Senior Credit Facility provides for a maximum of $900,000 of revolving credit, including limited amounts of credit in the form of letters of credit and swingline loans. The Company paid financing costs of $8,285 in connection with its

MOHAWK INDUSTRIES, INC. AND SUBSIDIARIES
Notes to Consolidated Financial Statements—(Continued)

Senior Credit Facility. These costs were deferred and, along with unamortized costs of $12,277 related to the Company’s prior senior, secured revolving credit facility, are being amortized over the term of the Senior Credit Facility.
On January 20, 2012, the Company entered into an amendment to the Senior Credit Facility that provides for an incremental term loan facility in the aggregate principal amount of $150,000. The Company paid financing costs of $1,018 in connection with the amendment to its Senior Credit Facility. These costs were deferred and are being amortized over the remaining term of the Senior Credit Facility. The incremental term loan facility provides for eight scheduled quarterly principal payments of $1,875, with the first such payment due on June 30, 2012, followed by four scheduled quarterly principal payments of $3,750, with remaining quarterly principal payments of $5,625 prior to maturity.

The Senior Credit Facility is scheduled to mature on July 8, 2016. The Company can terminate and prepay the Senior Credit Facility at any time without payment of any termination or prepayment penalty (other than customary breakage costs in respect of loans bearing interest at a rate based on LIBOR).

At the Company’s election, revolving loans under the Senior Credit Facility bear interest at annual rates equal to either (a) LIBOR for 1-, 2-, 3- or 6- month periods, as selected by the Company, plus an applicable margin ranging between 1.25% and 2.0%, or (b) the higher of the Bank of America, N.A. prime rate, the Federal Funds rate plus 0.5%, and a monthly LIBOR rate plus 1.0%, plus an applicable margin ranging between 0.25% and 1.0%. The Company also pays a commitment fee to the lenders under the Senior Credit Facility on the average amount by which the aggregate commitments of the lenders’ exceed utilization of the Senior Credit Facility ranging from 0.25% to 0.4% per annum. The applicable margin and the commitment fee are determined based on the Company’s Consolidated Net Leverage Ratio (with applicable margins and the commitment fee increasing as the ratio increases).

All obligations of the Company and the other borrowers under the Senior Credit Facility are required to be guaranteed by all of the Company’s material domestic subsidiaries and all obligations of borrowers that are foreign subsidiaries are guaranteed by those foreign subsidiaries of the Company which the Company designates as guarantors.

Due to the rating agency upgrade announced on March 14, 2012 by Standard & Poor’s Financial Services, LLC (“S&P”), the security interests in domestic accounts receivable and inventories, certain shares of capital stock (or equivalent ownership interests) of the domestic borrowers’ and domestic guarantors’ subsidiaries, and proceeds of any of the foregoing securing obligations under the Senior Credit Facility were released. The Company will be required to reinstate such security interests if there is a ratings downgrade such that: (a) both (i) the Moody’s Investor’s Service, Inc. (“Moody’s”) rating is Ba2 and (ii) the S&P rating is BB, (b) (i) the Moody’s rating is Ba3 or lower and (ii) the S&P rating is below BBB- (with a stable outlook or better) or (c) (i) the Moody’s rating is below Baa3 (with a stable outlook or better) and (ii) the S&P rating is BB- or lower.
The Senior Credit Facility includes certain affirmative and negative covenants that impose restrictions on the Company’s financial and business operations, including limitations on liens, indebtedness, investments, fundamental changes, asset dispositions, dividends and other similar restricted payments, transactions with affiliates, payments and modifications of certain existing debt, future negative pledges, and changes in the nature of the Company’s business. Many of these limitations are subject to numerous exceptions. The Company is also required to maintain a Consolidated Interest Coverage Ratio of at least 3.00 to 1.0 and a Consolidated Net Leverage Ratio of no more than 3.75 to 1.0, each as of the last day of any fiscal quarter, as defined in the Senior Credit Facility. The Senior Credit Facility also contains customary representations and warranties and events of default, subject to customary grace periods.

As of September 28, 2013, the amount utilized under the Senior Credit Facility including the term loan was $543,921, resulting in a total of $456,079 available under the Senior Credit Facility. The amount utilized included $449,325 of borrowings, $46,823 of standby letters of credit guaranteeing the Company’s industrial revenue bonds and $47,773 of standby letters of credit related to various insurance contracts and foreign vendor commitments.

On December 19, 2012, the Company entered into a three-year on-balance sheet trade accounts receivable securitization agreement (the "Securitization Facility"). The Securitization Facility allows the Company to borrow up to $300,000 based on available accounts receivable and is secured by the Company's U.S. trade accounts receivable. Borrowings under the Securitization Facility bear interest at commercial paper interest rates, in the case of lenders that are commercial paper conduits, or LIBOR, in the case of lenders that are not commercial paper conduits, in each case, plus an applicable margin of 0.75% per annum. The Company also pays a commitment fee at a per annum rate of 0.30% on the unused amount of each lender's commitment. At December 31, 2012, the amount utilized under the Securitization Facility was $280,000.

MOHAWK INDUSTRIES, INC. AND SUBSIDIARIES
Notes to Consolidated Financial Statements—(Continued)

On January 31, 2013, the Company issued $600,000 aggregate principal amount of 3.850% Senior Notes due 2023. In the event that the Company does not complete its acquisition of the Marazzi Group on or prior to January 25, 2014 or if, prior to that date, the Share Purchase Agreement with respect to the acquisition is terminated, the Company will be required to redeem all of the notes on the special mandatory redemption date at a redemption price equal to 101% of the aggregate principal amount of the notes, plus accrued and unpaid interest thereon to, but not including, the special mandatory redemption date.

On January 17, 2006, the Company issued $900,000 aggregate principal amount of 6.125% notes due January 15, 2016. Interest payable on these notes is subject to adjustment if either Moody’s or S&P, or both, upgrades or downgrades the rating assigned to the notes. Each rating agency downgrade results in a 0.25% increase in the interest rate, subject to a maximum increase of 1% per rating agency. If later the rating of these notes improves, then the interest rates would be reduced accordingly. Each 0.25% increase in the interest rate of these notes would increase the Company’s interest expense by approximately $0.1 million per quarter per $100.0 million of outstanding notes. In 2009, interest rates increased by an aggregate amount of 75 basis points as a result of downgrades by Moody’s and S&P. In the first quarter of 2012, interest rates decreased by 50 basis points as a result of the upgrades from S&P and Moody’s. Any future downgrades in the Company’s credit ratings could increase the cost of its existing credit and adversely affect the cost of and ability to obtain additional credit in the future.

In 2002, the Company issued $400,000 aggregate principal amount of its senior 7.20% notes due April 15, 2012. During 2011, the Company repurchased $63,730 of its senior 7.20% notes, at an average price equal to 102.72% of the principal amount. On April 16, 2012, the Company repaid the $336,270 principal amount of outstanding senior 7.20% notes, together with accrued interest of $12,106, at maturity using available borrowings under its Senior Credit Facility.
The fair value and carrying value of the Company’s debt instruments are detailed as follows:

	12/31/2013		12/31/2012
	Fair Value	Carrying Value	Fair Value	Carrying Value
7.20% senior notes, payable April 15, 2012 interest payable semiannually	$570,600	600,000	—	—
6.125% notes, payable January 15, 2016 interest payable semiannually	989,100	900,000	1,011,600	900,000
Five-year senior secured credit facility, due July 8, 2016	—	—	153,875	153,875
Securitization facility	300,000	300,000	280,000	280,000
Industrial revenue bonds, capital leases and other	97,097	97,097	49,067	49,067
Total long-term debt	1,956,797	1,897,097	1,494,542	1,382,942
Less current portion	89,031	89,031	55,213	55,213
Long-term debt, less current portion	$1,867,766	1,808,066	1,439,329	1,327,729
The fair values of the Company’s debt instruments were estimated using market observable inputs, including quoted prices in active markets, market indices and interest rate measurements. Within the hierarchy of fair value measurements, these are Level 2 fair values.

The aggregate maturities of long-term debt as of December 31, 2013 are as follows:

2014	$55,213
2015	13,653
2016	300,944
2017	1,012,864
2018	229
Thereafter	39
$1,382,942

MOHAWK INDUSTRIES, INC. AND SUBSIDIARIES
Notes to Consolidated Financial Statements—(Continued)

(8) Accounts Payable, Accrued Expenses and Deferred Tax Liability
Accounts payable and accrued expenses are as follows:

	12/31/2013	12/31/2012
Outstanding checks in excess of cash	$18,476	25,480
Accounts payable, trade	727,770	387,871
Accrued expenses	271,382	180,039
Product warranties	33,567	32,930
Accrued interest	15,550	26,843
Deferred tax liability	14,564	6,309
Income taxes payable	11,212	2,074
Accrued compensation and benefits	203,671	111,890
Total accounts payable and accrued expenses	$1,296,192	773,436

(9) Product Warranties
The Company warrants certain qualitative attributes of its products for up to 50 years. The Company records a provision for estimated warranty and related costs in accrued expenses, based on historical experience and periodically adjusts these provisions to reflect actual experience.
Product warranties are as follows:

	2013	2012	2011
Balance at beginning of year	$32,930	37,265	66,545
Warranty claims paid during the year	(41,751)	(43,952)	(77,017)
Pre-existing warranty accrual adjustment during the year	3,331	—	2,261
Warranty expense during the year	39,057	48,257	45,476
Balance at end of year	$33,567	41,570	37,265

(10) Stock-Based Compensation

The Company recognizes compensation expense for all share-based payments granted based on the grant-date fair value estimated in accordance with the provisions of ASC 718-10. Compensation expense is recognized on a straight-line basis over the options’ or other awards’ estimated lives for fixed awards with ratable vesting provisions.

Under the Company’s 2007 Incentive Plan (“2007 Plan”), the Company's principal stock compensation plan prior to May 9, 2012, the Company reserved up to a maximum of 3,200 shares of common stock for issuance upon the grant or exercise of stock options, restricted stock, restricted stock units (“RSUs”) and other types of awards, to directors and key employees through 12/31/2022. Option awards are granted with an exercise price equal to the market price of the Company’s common stock on the date of the grant and generally vest between three and five years with a P10Y-year contractual term. Restricted stock and RSUs are granted with a price equal to the market price of the Company’s common stock on the date of the grant and generally vest between three and five years. On May 9, 2012, the Company's stockholders approved the 2012 Long-Term Incentive Plan (“2012 Plan”), which allows the Company to reserve up to a maximum of 3,200 shares of common stock for issuance upon the grant or exercise of awards under the 2012 Plan. No additional awards may be granted under the 2007 Plan after May 9, 2012. As of December 31, 2013, there have been no awards granted under the 2012 Plan.

MOHAWK INDUSTRIES, INC. AND SUBSIDIARIES
Notes to Consolidated Financial Statements—(Continued)

Additional information relating to the Company’s stock option plans follows:

	2013	2012	2011
Options outstanding at beginning of year	1,305	1,371	1,481
Options granted	83	76	40
Options exercised	(277)	(82)	(74)
Options forfeited and expired	(116)	(60)	(76)
Options outstanding at end of year	995	1,305	1,371
Options exercisable at end of year	814	1,106	1,160
Option prices per share:
Options granted during the year	66.14	57.34	46.80
Options exercised during the year	28.37-88.33	28.37-63.14	16.66-57.88
Options forfeited and expired during the year	46.80-93.65	28.37-93.65	22.63-93.65
Options outstanding at end of year	28.37-93.65	28.37-93.65	28.37-93.65
Options exercisable at end of year	28.37-93.65	28.37-93.65	28.37-93.65
During 2013, 2012 and 2011, a total of 2, 3 and 4 shares, respectively, were awarded to the non-employee directors in lieu of cash for their annual retainers.
In addition, the Company maintains an employee incentive program that awards restricted stock on the attainment of certain service criteria. The outstanding awards related to these programs and related compensation expense was not significant for any of the years ended December 31, 2013, 2012 or 2011.
The Company’s Board of Directors has authorized the repurchase of up to 15,000 shares of the Company’s outstanding common stock. For the years ended December 31, 2013 and 2012, no shares of the Company’s common stock were purchased. For the year ended December 31, 2010, the Company repurchased approximately 6 shares at an average price of $56.94 in connection with the exercise of stock options under the Company’s 2007 Incentive Plan. Since the inception of the program, a total of approximately 11,518 shares have been repurchased at an aggregate cost of approximately $335,110. All of these repurchases have been financed through the Company’s operations and banking arrangements.
The fair value of option awards is estimated on the date of grant using the Black-Scholes-Merton valuation model that uses the assumptions noted in the following table. Expected volatility is based on the historical volatility of the Company’s common stock and other factors. The Company uses historical data to estimate option exercise and forfeiture rates within the valuation model. Optionees that exhibit similar option exercise behavior are segregated into separate groups within the valuation model. The expected term of options granted represents the period of time that options granted are expected to be outstanding. The risk-free rate is based on U.S. Treasury yields in effect at the time of the grant for the expected term of the award.

	2013	2012	2011
Dividend yield	—	—	—
Risk-free interest rate	1.0%	2.0%	2.3%
Volatility	47.1%	48.1%	45.2%
Expected life (years)	5	5	5

MOHAWK INDUSTRIES, INC. AND SUBSIDIARIES
Notes to Consolidated Financial Statements—(Continued)

A summary of the Company’s options under the 2002 and 2007 Plan as of December 31, 2013, and changes during the year then ended is presented as follows:

	Shares	Weighted average exercise price	Weighted average remaining contractual term (years)	Aggregate intrinsic value
Options outstanding, December 31, 2011	1,305	$72.08
Granted	83	66.14
Exercised	(277)	60.76
Forfeited and expired	(116)	70.93
Options outstanding, December 31, 2012	995	74.87	3.9	$15,643
Vested and expected to vest as of December 31, 2012	989	$74.95	3.9	$15,453
Exercisable as of December 31, 2012	814	$77.78	3.0	$10,437
The weighted-average grant-date fair value of an option granted during 2013, 2012 and 2011 was $0, $28.71 and $19.10, respectively. The total intrinsic value of options exercised during the years ended December 31, 2013, 2012, and 2009 was , and $1,714, respectively. Total compensation expense recognized for the years ended December 31, 2013, 2012 and 2011 was $1,107 ($701, net of tax), $1,648 ($1,044, net of tax) and $2,436 ($1,543, net of tax), respectively, which was allocated to selling, general and administrative expenses. The remaining unamortized expense for non-vested compensation expense as of December 31, 2013 was $1,250 with a weighted average remaining life of P1Y4M24D years.
The following table summarizes information about the Company’s stock options outstanding as of December 31, 2013:

	Outstanding			Exercisable
Exercise price range	Number of shares	Average life	Average price	Number of shares	Average price
Under $57.34	171	6.4	$47.90	98	$44.34
$57.88-$73.45	197	4.4	69.97	115	72.75
$73.54-$81.40	162	4.7	74.91	136	74.99
$81.90-$86.51	167	2.8	83.16	167	83.16
$87.87-$88.00	35	2.8	87.96	35	87.96
$88.33-$93.65	263	2.3	89.08	263	89.08
Total	995	3.9	$74.87	814	$77.78
A summary of the Company’s RSUs under the 2007 Plan as of December 31, 2013, and changes during the year then ended is presented as follows:

	Shares	Weighted average price	Weighted average remaining contractual term (years)	Aggregate intrinsic value
Restricted Stock Units outstanding, December 31, 2011	495	$50.76
Granted	260	65.98
Released	(140)	43.55
Forfeited	(10)	59.07
Restricted Stock Units outstanding, December 31, 2012	605	57.87	2.3	$54,774
Expected to vest as of December 31, 2012	551		2.1	$49,872
The Company recognized stock-based compensation costs related to the issuance of RSU’s of $12,727 ($8,063, net of taxes), $9,542 ($6,045, net of taxes) and $4,262 ($2,700, net of taxes) for the years ended December 31, 2013, 2012 and 2011,

MOHAWK INDUSTRIES, INC. AND SUBSIDIARIES
Notes to Consolidated Financial Statements—(Continued)

respectively, which has been allocated to selling, general and administrative expenses. Pre-tax unrecognized compensation expense for unvested RSU’s granted to employees, net of estimated forfeitures, was $34,332 as of December 31, 2013, and will be recognized as expense over a weighted-average period of approximately 2.8 years.
Additional information relating to the Company’s RSUs under the 2007 Plan is as follows:

	2013	2012	2011
Restricted Stock Units outstanding, January 1	495	404	359
Granted	260	196	149
Released	(140)	(91)	(95)
Forfeited	(10)	(14)	(9)
Restricted Stock Units outstanding, December 31	605	495	404
Expected to vest as of December 31	551	438	343

(11) Employee Benefit Plans
The Company has a 401(k) retirement savings plan (the “Mohawk Plan”) open to substantially all of its employees within the Mohawk segment, Dal-Tile segment and U.S. based employees of the Unilin segment, who have completed 90 days of eligible service. The Company contributes $.50 for every $1.00 of employee contributions up to a maximum of 6% of the employee’s salary based upon each individual participants election. Employee and employer contributions to the Mohawk Plan were $35,986 and $15,046 in 2013, $34,595 and $14,541 in 2012 and $33,071 and $13,062 in 2011, respectively.
The Company also has various pension plans covering employees in Belgium, France, and The Netherlands (the “Non-U.S. Plans”) that it acquired with the acquisition of Unilin. Benefits under the Non-U.S. Plans depend on compensation and years of service. The Non-U.S. Plans are funded in accordance with local regulations. The Company uses December 31 as the measurement date for its Non-U.S. Plans.
Components of the net periodic benefit cost of the Non-U.S. Plans are as follows:

	2013	2012	2011
Service cost of benefits earned	$1,870	1,708	1,506
Interest cost on projected benefit obligation	1,367	1,400	1,219
Expected return on plan assets	(1,192)	(1,232)	(1,025)
Amortization of actuarial gain	(10)	(26)	4
Net pension expense	$2,035	1,850	1,704
Assumptions used to determine net periodic pension expense for the Non-U.S. Plans:

	2013	2012
Discount rate	4.50%	4.75%
Expected rate of return on plan assets	2.50%-3.50%	4.00%-5.00%
Rate of compensation increase	2.00%-4.00%	0.00%-3.00%
Underlying inflation rate	2.00%	2.00%

MOHAWK INDUSTRIES, INC. AND SUBSIDIARIES
Notes to Consolidated Financial Statements—(Continued)

The obligations, plan assets and funding status of the Non-U.S. Plans were as follows:

	2013	2012
Change in benefit obligation:
Projected benefit obligation at end of prior year	$29,231	26,977
Cumulative foreign exchange effect	669	(876)
Service cost	1,870	1,708
Interest cost	1,367	1,400
Plan participants contributions	827	763
Actuarial loss	5,179	455
Benefits paid	(1,552)	(1,196)
Effect of curtailment and settlement	(40)	—
Projected benefit obligation at end of year	$37,551	29,231
Change in plan assets:
Fair value of plan assets at end of prior year	$26,109	24,108
Cumulative foreign exchange effect	515	(594)
Actual return on plan assets	4,771	1,203
Employer contributions	1,888	1,825
Benefits paid	(1,552)	(1,196)
Plan participant contributions	827	763
Fair value of plan assets at end of year	$32,558	26,109
Funded status of the plans:
Ending funded status	$(4,993)	(3,122)
Net amount recognized in consolidated balance sheets:
Accrued benefit liability (non-current liability)	$(4,993)	(3,122)
Accumulated other comprehensive income	928	(663)
Net amount recognized	$(4,065)	(3,785)
The Company’s net amount recognized in other comprehensive income related to actuarial gains (losses) was $(1,591), $(452) and $380 for the years ended December 31, 2013, 2012 and 2011, respectively.
Assumptions used to determine the projected benefit obligation for the Non-U.S. Plans were as follows:

	2013	2012
Discount rate	3.25%	4.50%
Rate of compensation increase	2.00%-4.00%	0.00%-3.00%
Underlying inflation rate	2.00%	2.00%
The discount rate assumptions used to account for pension obligations reflect the rates at which the Company believes these obligations will be effectively settled. In developing the discount rate, the Company evaluated input from its actuaries, including estimated timing of obligation payments and yield on investments. The rate of compensation increase for the Non-U.S. Plans is based upon the Company’s annual reviews.

MOHAWK INDUSTRIES, INC. AND SUBSIDIARIES
Notes to Consolidated Financial Statements—(Continued)

	Non-U.S. Plans
	December 31, 2013	December 31, 2012
Plans with accumulated benefit obligations in excess of plan assets:
Projected benefit obligation	$15,067	16,492
Accumulated benefit obligation	12,396	15,496
Fair value of plan assets	11,702	14,703
Plans with plan assets in excess of accumulated benefit obligations:
Projected benefit obligation	$22,484	12,739
Accumulated benefit obligation	20,640	10,687
Fair value of plan assets	20,856	11,406
Estimated future benefit payments for the Non-U.S. Plans are as follows:

2014	976
2015	984
2016	1,071
2017	1,102
2018	1,606
Thereafter	10,241
     The Company expects to make cash contributions of $1,930 to the Non-U.S. Plans in 2014.
The fair value of the Non-U.S. Plans' investments were estimated using market observable data. Within the hierarchy of fair value measurements, these investments represent Level 2 fair values. The fair value and percentage of each asset category of the total investments held by the plans as of December 31, 2013 and 2012 were as follows:

	2013	2012
Non-U.S. Plans:
Insurance contracts (100%)	$32,558	26,109
The Company’s approach to developing its expected long-term rate of return on pension plan assets combines an analysis of historical investment performance by asset class, the Company’s investment guidelines and current and expected economic fundamentals.

(12) Other Expense (Income)
Following is a summary of other expense (income):

	2013	2012	2011
Foreign currency losses (gains)	$6,093	(6,921)	(2,270)
U.S. customs refund	—	—	(7,730)
All other, net	365	5,858	(1,630)
Total other expense (income)	$6,458	(1,063)	(11,630)

MOHAWK INDUSTRIES, INC. AND SUBSIDIARIES
Notes to Consolidated Financial Statements—(Continued)

(13) Income Taxes
Following is a summary of earnings from continuing operations before income taxes for United States and foreign operations:

	2013	2012	2011
United States	$164,122	78,224	39,332
Foreign	140,370	121,650	153,316
Earnings before income taxes	$304,492	199,874	192,648
Income tax expense (benefit) for the years ended December 31, 2013, 2012 and 2011 consists of the following:

	2013	2012	2011
Current income taxes:
U.S. federal	$26,204	13,957	14,052
State and local	4,583	5,118	1,514
Foreign	13,775	7,190	8,426
Total current	44,562	26,265	23,992
Deferred income taxes:
U.S. federal	31,106	8,994	(8,578)
State and local	4,704	(3,488)	18,562
Foreign	(26,773)	(10,122)	(31,263)
Total deferred	9,037	(4,616)	(21,279)
Total	$53,599	21,649	2,713
Income tax expense (benefit) attributable to earnings before income taxes differs from the amounts computed by applying the U.S. statutory federal income tax rate to earnings before income taxes as follows:

	2013	2012	2011
Income taxes at statutory rate	$106,572	69,956	67,427
State and local income taxes, net of federal income tax benefit	6,004	2,821	2,358
Foreign income taxes	(66,538)	(45,112)	(21,389)
Change in valuation allowance	5,703	(2,052)	(17,139)
Tax contingencies and audit settlements	(3,598)	(5,911)	(3,447)
Acquisition related tax contingencies	—	—	(30,162)
Change in statutory tax rate	—	—	(49)
Other, net	5,456	1,947	5,114
	$53,599	21,649	2,713

MOHAWK INDUSTRIES, INC. AND SUBSIDIARIES
Notes to Consolidated Financial Statements—(Continued)

The tax effects of temporary differences that give rise to significant portions of the deferred tax assets and deferred tax liabilities as of December 31, 2013 and 2012 are presented below:

	2013	2012
Deferred tax assets:
Accounts receivable	$12,289	10,031
Inventories	38,801	39,227
Accrued expenses and other	97,808	90,171
Deductible state tax and interest benefit	13,119	17,224
Intangibles	113,282	136,891
Federal, foreign and state net operating losses and credits	247,786	273,509
Gross deferred tax assets	523,085	567,053
Valuation allowance	(321,585)	(334,215)
Net deferred tax assets	201,500	232,838
Deferred tax liabilities:
Inventories	(8,106)	(5,270)
Plant and equipment	(277,324)	(294,960)
Intangibles	(128,433)	(137,888)
Other liabilities	(7,854)	(6,401)
Gross deferred tax liabilities	(421,717)	(444,519)
Net deferred tax liability (1)	$(220,217)	(211,681)

(1)
This amount includes $4,317 and $1,822 of non-current deferred tax assets which are in deferred income taxes and other non-current assets and $6,309 and $8,760 current deferred tax liabilities which are included in accounts payable and accrued expenses in the consolidated balance sheets as of December 31, 2013 and 2012, respectively.

The Company evaluates its ability to realize the tax benefits associated with deferred tax assets by analyzing its forecasted taxable income using both historic and projected future operating results, the reversal of existing temporary differences, taxable income in prior carry-back years (if permitted) and the availability of tax planning strategies. The valuation allowance as of December 31, 2013, 2012 and 2011 is $321,585, $334,215 and $325,127, respectively. The valuation allowance as of December 31, 2013 relates to the net deferred tax assets of one of the Company’s foreign subsidiaries as well as certain state net operating losses and tax credits. The total change in the 2013 valuation allowance was a decrease of $12,630 which includes $5,863 related to foreign currency translation. The total change in the 2012 valuation allowance was an increase of $9,088, which includes $7,040 related to foreign currency translation. The total change in the 2011 valuation allowance was a decrease of $40,817, which includes $22,046 related to foreign currency translation.
Management believes it is more likely than not that the Company will realize the benefits of its deferred tax assets, net of valuation allowances, based upon the expected reversal of deferred tax liabilities and the level of historic and forecasted taxable income over periods in which the deferred tax assets are deductible.
As of December 31, 2013, the Company has state net operating loss carry forwards and state tax credits with potential tax benefits of $49,081, net of federal income tax benefit; these carry forwards expire over various periods based on taxing jurisdiction. A valuation allowance totaling $39,461 has been recorded against these state deferred tax assets as of December 31, 2013. In addition, as of December 31, 2013, the Company has net operating loss carry forwards in various foreign jurisdictions with potential tax benefits of $198,705. A valuation allowance totaling $170,394 has been recorded against these deferred tax assets as of December 31, 2013.
The Company does not provide for U.S. federal and state income taxes on the cumulative undistributed earnings of its foreign subsidiaries because such earnings are deemed to be permanently reinvested. As of December 31, 2013, the Company had not provided federal income taxes on earnings of approximately $786,000 from its foreign subsidiaries. Should these earnings be distributed in the form of dividends or otherwise, the Company would be subject to both U.S. income taxes and withholding taxes in various foreign jurisdictions. These taxes may be partially offset by U.S. foreign tax credits.

MOHAWK INDUSTRIES, INC. AND SUBSIDIARIES
Notes to Consolidated Financial Statements—(Continued)

Determination of the amount of the unrecognized deferred U.S. tax liability is not practical because of the complexities associated with this hypothetical calculation.
Tax Uncertainties
In the normal course of business, the Company’s tax returns are subject to examination by various taxing authorities. Such examinations may result in future tax and interest assessments by these taxing jurisdictions. Accordingly, the Company accrues liabilities when it believes that it is not more likely than not that it will realize the benefits of tax positions that it has taken in its tax returns or for the amount of any tax benefit that exceeds the cumulative probability threshold in accordance with ASC 740-10. Changes in recognition or measurement are reflected in the period in which the change in judgment occurs. The Company records interest related to unrecognized tax benefits in interest and penalties in income tax expense (benefit). Differences between the estimated and actual amounts determined upon ultimate resolution, individually or in the aggregate, are not expected to have a material adverse effect on the Company’s consolidated financial position but could possibly be material to the Company’s consolidated results of operations or cash flow in any given quarter or annual period.

In January 2012, the Company received a €23,789 assessment from the Belgian tax authority related to its year ended December 31, 2008, asserting that the Company had understated its Belgian taxable income for that year. The Company filed a formal protest in the first quarter of 2012 refuting the Belgian tax authority's position and in order to eliminate the accrual of additional interest on the assessed amount, the Company remitted payment of the tax assessment, plus applicable interest of €2,912 (collectively, the “Deposit”). In July 2012, the Company received notification of the Belgian tax authority's intention to extend the statute of limitations back to and including the tax year 2005. On September 10, 2012, the Company received notice from the Belgian tax authority setting aside the 2008 assessment and refunding the Deposit to the Company. On October 23, 2012, the Company received notification from the Belgian tax authority of its intent to increase the Company's tax base for the 2008 tax year under a revised theory. On December 28, 2012, the Company received the refund of the Deposit of €23,789. On January 30, 2013, the Company received a refund of the interest Deposit of €2,912 and interest income of €1,583 earned on the Deposit.

On December 28, 2012, the Belgian taxing authority issued assessments under a revised theory related to the years ended December 31, 2005 and December 31, 2009, in the amounts of €46,135 and €35,567, respectively, excluding potential interest and penalties. The Company intends to file a formal protest during the first quarter of 2013 relating to the new assessments. The Company disagrees with the views of the Belgian tax authority on this matter and will continue to vigorously defend itself. Although there can be no assurances, the Company believes the ultimate outcome of these actions will not have a material adverse effect on its financial condition but could have a material adverse effect on its results of operations, liquidity or cash flows in a given quarter or year.
As of December 31, 2013, the Company’s gross amount of unrecognized tax benefits is $53,835, excluding interest and penalties. If the Company were to prevail on all uncertain tax positions, $36,902 of the unrecognized tax benefits would affect the Company’s effective tax rate, exclusive of any benefits related to interest and penalties.
A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

	2013	2012
Balance as of January 1	$46,087	49,943
Additions based on tax positions related to the current year	3,142	306
Additions for tax positions of prior years	17,006	7,907
Reductions for tax positions of prior years	(3,571)	(926)
Reductions resulting from the lapse of the statute of limitations	(1,764)	(1,391)
Settlements with taxing authorities	(7,065)	(9,752)
Balance as of December 31	$53,835	46,087
The Company will continue to recognize interest and penalties related to unrecognized tax benefits as a component of its income tax provision. As of December 31, 2013 and 2012, the Company has $5,874 and $7,998, respectively, accrued for the payment of interest and penalties, excluding the federal tax benefit of interest deductions where applicable. During the years ending December 31, 2013 , 2012 and 2011, the Company reversed interest and penalties through the consolidated statements of operations of $1,585, $3,755 and $9,852, respectively.

MOHAWK INDUSTRIES, INC. AND SUBSIDIARIES
Notes to Consolidated Financial Statements—(Continued)

The Company believes that its unrecognized tax benefits could decrease by $7,499 within the next twelve months. The Company has effectively settled all Federal income tax matters related to years prior to 2009. Various other state and foreign income tax returns are open to examination for various years. The Internal Revenue Service ("IRS") recently concluded its examination of the Company's 2007-2009 federal income tax returns. The results of the federal income tax examination were submitted to the Congressional Joint Committee on Taxation for review. Subsequent to the quarter ended December 31, 2012, the Company received notice that the Congressional Joint Committee on Taxation had completed its review and took no exception to the conclusions reached by the IRS.

(14) Commitments and Contingencies
The Company is obligated under various operating leases for office and manufacturing space, machinery, and equipment. Future minimum lease payments under non-cancelable capital and operating leases (with initial or remaining lease terms in excess of one year) as of December 31:

	Capital	Operating	Total Future Payments
2014	$795	87,741	88,536
2015	587	75,509	76,096
2016	354	59,252	59,606
2017	266	33,665	33,931
2018	255	21,160	21,415
Thereafter	16	27,068	27,084
Total payments	2,273	304,395	306,668
Less amount representing interest	228
Present value of capitalized lease payments	$2,045
Rental expense under operating leases was $97,587, $103,416 and $105,976 in 2013, 2012 and 2011, respectively.
The Company had approximately $47,773 as of December 31, 2013 and 2012 in standby letters of credit for various insurance contracts and commitments to foreign vendors that expire within two years.

The Company is involved in litigation from time to time in the regular course of its business. Except as noted below, there are no material legal proceedings pending or known by the Company to be contemplated to which the Company is a party or to which any of its property is subject.

Beginning in August 2010, a series of civil lawsuits were initiated in several U.S. federal courts alleging that certain manufacturers of polyurethane foam products and competitors of the Company’s carpet underlay division had engaged in price fixing in violation of U.S. antitrust laws. Mohawk has been named as a defendant in a number of the individual cases (the first filed on August 26, 2010), as well as in two consolidated amended class action complaints, the first filed on February 28, 2011, on behalf of a class of all direct purchasers of polyurethane foam products, and the second filed on March 21, 2011, on behalf of a class of indirect purchasers. All pending cases in which the Company has been named as a defendant have been filed in or transferred to the U.S. District Court for the Northern District of Ohio for consolidated pre-trial proceedings under the name In re: Polyurethane Foam Antitrust Litigation, Case No. 1:10-MDL-02196.

In these actions, the plaintiffs, on behalf of themselves and/or a class of purchasers, seek three times the amount of unspecified damages allegedly suffered as a result of alleged overcharges in the price of polyurethane foam products from at least 1999 to the present. Each plaintiff also seeks attorney fees, pre-judgment and post-judgment interest, court costs, and injunctive relief against future violations. In December 2011, the Company was named as a defendant in a Canadian Class action, Hi ! Neighbor Floor Covering Co. Limited v. Hickory Springs Manufacturing Company, et.al., filed in the Superior Court of Justice of Ontario, Canada and Options Consommateures v. Vitafoam, Inc. et.al., filed in the Superior Court of Justice of Quebec, Montreal, Canada, both of which allege similar claims against the Company as raised in the U.S. actions and seek unspecified damages and punitive damages. The Company denies all of the allegations in these actions and will vigorously defend itself.

MOHAWK INDUSTRIES, INC. AND SUBSIDIARIES
Notes to Consolidated Financial Statements—(Continued)

The Company believes that adequate provisions for resolution of all contingencies, claims and pending litigation have been made for probable losses that are reasonably estimable. These contingencies are subject to significant uncertainties and we are unable to estimate the amount or range of loss, if any, in excess of amounts accrued. The Company does not believe that the ultimate outcome of these actions will have a material adverse effect on its financial condition but could have a material adverse effect on its results of operations, cash flows or liquidity in a given quarter or year.
On July 1, 2010, Monterrey, Mexico experienced flooding as a result of Hurricane Alex which temporarily interrupted operations at the Company’s Dal-Tile ceramic tile production facility. The plant was fully operational in the latter part of the third quarter of 2010. Prior to the close of the third quarter of 2010, the Company and its insurance carrier agreed to a final settlement of its claim, which included property damage and business interruption for approximately $25,000. The amount included approximately $20,000 to cover costs to repair and/or replace property and equipment and approximately $5,000 to recover lost margin from lost sales. The settlement with the insurance carrier is recorded in cost of sales in the Company’s 2010 consolidated statement of operations. As a result of the insurance settlement, the flooding did not have a material impact on the Company’s results of operations or financial position.
The Company has received partial refunds from the United States government in reference to settling custom disputes dating back to 1986. Accordingly, the Company realized a gain of $7,730 in other expense (income) in the Company’s 2010 consolidated statement of operations. The Company is pursuing additional recoveries for prior years but there can be no assurances such recoveries will occur. Additional future recoveries, if any, will be recorded as realized.
The Company is subject to various federal, state, local and foreign environmental health and safety laws and regulations, including those governing air emissions, wastewater discharges, the use, storage, treatment, recycling and disposal of solid and hazardous materials and finished product, and the cleanup of contamination associated therewith. Because of the nature of the Company’s business, the Company has incurred, and will continue to incur, costs relating to compliance with such laws and regulations. The Company is involved in various proceedings relating to environmental matters and is currently engaged in environmental investigation, remediation and post-closure care programs at certain sites. The Company has provided accruals for such activities that it has determined to be both probable and reasonably estimable. The Company does not expect that the ultimate liability with respect to such activities will have a material adverse effect on its financial condition but could have a material adverse effect on its results of operations, cash flows or liquidity in a given quarter or year.
In the normal course of business, the Company has entered into various collective bargaining agreements with its workforce in Europe, Mexico and Malaysia, either locally or within its industry sector. The Company believes that its relations with its employees are good.
The Company recorded pre-tax business restructuring charges of $42,062 in 2013, of which $24,116 was recorded as cost of sales and $17,946 was recorded as selling, general and administrative expenses. The Company recorded pre-tax business restructuring charges of $12,455 in 2012, of which $9,620 was recorded as cost of sales and $2,835 was recorded as selling, general and administrative expenses. The Company recorded pre-tax business restructuring charges of $13,156 in 2011, of which $12,392 was recorded as cost of sales and $764 was recorded as selling, general and administrative expenses. The charges primarily relate to the Company’s actions taken to lower its cost structure and improve the efficiency of its manufacturing and distribution operations as it adjusts to current economic conditions.

MOHAWK INDUSTRIES, INC. AND SUBSIDIARIES
Notes to Consolidated Financial Statements—(Continued)

The activity for 2012 and 2013 is as follows:

	Lease impairments	Asset write-downs	Severance	Other restructuring costs	Total
Balance as of 12/31/2011	$10,983	—	2,108	420	13,511
Provisions
Mohawk segment	3,680	10,643	5,120	3,766	23,209
Cash payments	(3,707)	—	(4,850)	(2,406)	(10,963)
Noncash items	—	(10,643)	—	(269)	(10,912)
Balance as of 12/31/2012	10,956	—	2,378	1,511	14,845
Provisions:
Mohawk segment	1,320	37	6,141	326	7,824
Dal-Tile segment	—	—	8,550	426	8,976
Unilin segment	—	—	17,849	7,002	24,851
Cash payments	(2,106)	—	(16,610)	(7,754)	(26,470)
Noncash items	—	(37)	—	—	(37)
Balance as of 9/28/2013	$10,170	—	18,308	1,511	29,989

Subsequent to December 31, 2012, in conjunction with the Pergo acquisition, the Company announced its intention to move certain production activities from Sweden to Belgium. The Company is in the beginning stages of union negotiations.

(15) Consolidated Statements of Cash Flows Information
Supplemental disclosures of cash flow information are as follows:

	2013	2012	2011
Net cash paid (received) during the years for:
Interest	$80,985	119,463	139,358
Income taxes	$43,650	34,479	(5,862)

Supplemental schedule of non-cash investing and financing activities:
Fair value of assets acquired in acquisition	$—	37,486	—
Liabilities assumed in acquisition	—	(13,389)	—
	$—	24,097	—

(16) Segment Reporting
The Company has three reporting segments: the Mohawk segment, the Dal-Tile segment and the Unilin segment. The Mohawk segment designs, manufactures, sources, distributes and markets its floor covering product lines, which include carpets, ceramic tile, laminate, rugs, carpet pad, hardwood and resilient, primarily in North America through its network of regional distribution centers and satellite warehouses using company-operated trucks, common carrier or rail transportation. The segment’s product lines are sold through various selling channels, which include independent floor covering retailers, home centers, mass merchandisers, department stores, commercial dealers and commercial end users. The Dal-Tile segment designs, manufactures, sources, distributes and markets a broad line of ceramic tile, porcelain tile, natural stone and other products, primarily in North America through its network of regional distribution centers and Company-operated service centers using company-operated trucks, common carriers or rail transportation. The segment’s product lines are sold through Company-owned service centers, independent distributors, home center retailers, tile and flooring retailers and contractors. The Unilin segment designs, manufactures, sources, licenses, distributes and markets laminate, hardwood flooring, roofing systems, insulation panels and other wood products, primarily in North America and Europe through various selling channels, which include retailers, independent distributors and home centers.

MOHAWK INDUSTRIES, INC. AND SUBSIDIARIES
Notes to Consolidated Financial Statements—(Continued)

Amounts disclosed for each segment are prior to any elimination or consolidation entries. Corporate general and administrative expenses attributable to each segment are estimated and allocated accordingly. Segment performance is evaluated based on operating income. No single customer accounted for more than 5% of net sales for the years ended December 31, 2013, 2012 or 2011.
Segment information is as follows:

	2013	2012	2011
Net sales:
Mohawk	$2,238,953	2,186,160	2,844,876
Dal-Tile	1,939,054	1,214,746	1,367,442
Unilin	1,326,178	1,020,380	1,188,274
Intersegment sales	(79,535)	(68,965)	(81,520)
	$5,424,650	4,352,321	5,319,072
Operating income (loss):
Mohawk	$148,936	106,228	122,904
Dal-Tile	152,188	99,912	97,334
Unilin	119,075	96,613	114,298
Corporate and intersegment eliminations	(24,256)	(19,105)	(20,367)
	$395,943	283,648	314,169
Depreciation and amortization:
Mohawk	$95,648	90,463	91,930
Dal-Tile	41,176	42,723	45,578
Unilin	132,183	151,884	145,941
Corporate	11,286	12,664	13,324
	$280,293	297,734	296,773
Capital expenditures (excluding acquisitions):
Mohawk	$97,972	125,630	84,013
Dal-Tile	49,426	66,419	37,344
Unilin	56,605	78,615	29,439
Corporate	4,291	4,909	5,384
	$208,294	275,573	156,180
Assets:
Mohawk	$1,830,869	1,721,214	1,637,319
Dal-Tile	3,820,002	1,731,258	1,644,448
Unilin	2,721,707	2,672,389	2,475,049
Corporate and intersegment eliminations	191,579	178,823	342,110
	$8,564,157	6,303,684	6,098,926
Geographic net sales:
North America	$4,798,804	4,619,771	4,447,965
Rest of world	989,176	1,022,487	871,107
	$5,787,980	5,642,258	5,319,072
Long-lived assets (1):
North America	$1,968,561	1,996,517	1,971,612
Rest of world	1,110,062	1,090,812	1,084,906
	$3,078,623	3,087,329	3,056,518
Net sales by product categories (2):
Soft surface	$2,696,462	2,722,113	2,645,952
Tile	1,676,971	1,513,210	1,428,571
Wood	1,414,547	1,406,935	1,244,549
	$5,787,980	5,642,258	5,319,072

(1)	Long-lived assets are composed of property, plant and equipment, net, and goodwill.

(2)
The Soft surface product category includes carpets, rugs, carpet pad and resilient. The Tile product category includes ceramic tile, porcelain tile and natural stone. The Wood product category includes laminate, hardwood, roofing panels, wood-based panels and licensing.

MOHAWK INDUSTRIES, INC. AND SUBSIDIARIES
Notes to Consolidated Financial Statements—(Continued)

(17) Quarterly Financial Data (Unaudited)
The supplemental quarterly financial data are as follows:

	Quarters Ended
	March 31, 2012	June 30, 2012	September 29, 2012	December 31, 2012
Net sales	$1,409,035	1,469,793	1,473,493	1,435,659
Gross profit	359,426	388,464	372,837	369,331
Net earnings	40,377	73,188	70,304	66,389
Basic earnings per share	0.59	1.06	1.02	0.96
Diluted earnings per share	0.58	1.06	1.01	0.96

	Quarters Ended
	April 2, 2011	July 2, 2011	October 1, 2011	December 31, 2011 (1)
Net sales	$1,343,595	1,477,854	1,442,512	1,378,297
Gross profit	341,592	382,247	357,623	335,417
Net earnings	23,442	60,903	46,646	42,931
Basic earnings per share	0.34	0.89	0.68	0.62
Diluted earnings per share	0.34	0.88	0.68	0.62

(1)
During the fourth quarter of 2011, the Company corrected an immaterial error in its consolidated financial statements. The error related to accounting for operating leases. The correction of $6,035 resulted in an additional charge to selling, general and administrative expense in the Company’s 2011 fourth quarter consolidated statement of operations. The Company believes the correction of this error to be both quantitatively and qualitatively immaterial to its quarterly results for 2011 or to any of its previously issued consolidated financial statements. The correction had no impact on the Company’s cash flows as previously presented.

Item 9. Changes in and Disagreements with Accountants on Accounting and Financial Disclosure

None.

Item 9A.	Controls and Procedures
Evaluation of Disclosure Controls and Procedures
Based on an evaluation of the effectiveness of the Company’s disclosure controls and procedures (as defined in Rules 13a-15(e) and 15d-15(e) under the Securities Exchange Act of 1934, as amended), which have been designed to provide reasonable assurance that such controls and procedures will meet their objectives, as of the end of the period covered by this report, the Company’s Chief Executive Officer and Chief Financial Officer have concluded that such controls and procedures were effective at a reasonable assurance level for the period covered by this report.
Management’s Report on Internal Control over Financial Reporting
The Company’s management is responsible for establishing and maintaining adequate internal control over financial reporting (as defined in Rule 13a-15(f) under the Securities Exchange Act of 1934, as amended). The Company’s management assessed the effectiveness of its internal control over financial reporting as of September 28, 2013. In making this assessment, the Company’s management used the criteria set forth by the Committee of Sponsoring Organizations of the Treadway Commission (“COSO”) in Internal Control-Integrated Framework. The Company’s management has concluded that, as of September 28, 2013, its internal control over financial reporting is effective based on these criteria. The Company’s independent registered public accounting firm, KPMG LLP, has issued an attestation report on the Company’s internal control over financial reporting, which is included herein.
Changes in Internal Control Over Financial Reporting
There were no changes in the Company’s internal control over financial reporting during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Company’s internal control over financial reporting.
Limitations on the Effectiveness of Controls
The Company’s management recognizes that a control system, no matter how well conceived and operated, can provide only reasonable, not absolute, assurance that the objectives of the control system are met. Further, the design of a control system must reflect the fact that there are resource constraints, and the benefits of controls must be considered relative to their costs. Because of the inherent limitations in all control systems, no evaluation of controls can provide absolute assurance that all control issues and instances of fraud, if any, within the Company have been detected.

Item 9B.	Other Information

None.

PART III

Item 10.	Directors, Executive Officers and Corporate Governance

The information required by this item is incorporated by reference to information contained in the Company’s Proxy Statement for the 2014 Annual Meeting of Stockholders under the following headings: “Election of Directors—Director, Director Nominee and Executive Officer Information,” “—Nominees for Director,” “—Continuing Directors,” “—Executive Officers,” “—Meetings and Committees of the Board of Directors,” “Section 16(a) Beneficial Ownership Reporting Compliance,” “Audit Committee” and “Corporate Governance.” The Company has adopted the Mohawk Industries, Inc. Standards of Conduct and Ethics, which applies to all of its directors, officers and employees. The standards of conduct and ethics are publicly available on the Company’s website at http://www.mohawkind.com and will be made available in print to any stockholder who requests them without charge. If the Company makes any substantive amendments to the standards of conduct and ethics, or grants any waiver, including any implicit waiver, from a provision of the standards required by regulations of the Commission to apply to the Company’s chief executive officer, chief financial officer or chief accounting officer, the Company will disclose the nature of the amendment or waiver on its website. The Company may elect to also disclose the amendment or waiver in a report on Form 8-K filed with the SEC. The Company has adopted the Mohawk Industries, Inc. Board of Directors Corporate Governance Guidelines, which are publicly available on the Company’s website and will be made available to any stockholder who requests it.

Item 11.	Executive Compensation

The information required by this item is incorporated by reference to information contained in the Company’s Proxy Statement for the 2014 Annual Meeting of Stockholders under the following headings: “Compensation, Discussion and Analysis,” “Executive Compensation and Other Information—Summary Compensation Table,” “—Grants of Plan Based Awards,” “—Outstanding Equity Awards at Fiscal Year End,” “—Option Exercises and Stock Vested,” “—Nonqualified Deferred Compensation,” “—Certain Relationships and Related Transactions,” “—Compensation Committee Interlocks and Insider Participation,” “—Compensation Committee Report” and “Director Compensation.”

Item 12.	Security Ownership of Certain Beneficial Owners and Management and Related Stockholder Matters

The information required by this item is incorporated by reference to information contained in the Company’s Proxy Statement for the 2014 Annual Meeting of Stockholders under the following headings: “Executive Compensation and Other Information—Equity Compensation Plan Information,” and “—Principal Stockholders of the Company.”

Item 13.	Certain Relationships and Related Transactions, and Director Independence

The information required by this item is incorporated by reference to information contained in the Company’s Proxy Statement for the 2014 Annual Meeting of Stockholders under the following heading: “Election of Directors—Meetings and Committees of the Board of Directors,” and “Executive Compensation and Other Information—Certain Relationships and Related Transactions.”

Item 14.	Principal Accounting Fees and Services

The information required by this item is incorporated by reference to information contained in the Company’s Proxy Statement for the 2014 Annual Meeting of Stockholders under the following heading: “Audit Committee—Principal Accountant Fees and Services” and “Election of Directors—Meetings and Committees of the Board of Directors.”

PART IV

Item 15.	Exhibits, Financial Statement Schedules

(a) 1. Consolidated Financial Statements
The Consolidated Financial Statements of Mohawk Industries, Inc. and subsidiaries listed in Item 8 of Part II are incorporated by reference into this item.
2. Consolidated Financial Statement Schedules
Schedules not listed above have been omitted because they are not applicable or the required information is included in the consolidated financial statements or notes thereto.
3. Exhibits
The exhibit number for the exhibit as originally filed is included in parentheses at the end of the description.

Mohawk Exhibit Number	Description

*2.1
Agreement and Plan of Merger dated as of December 3, 1993 and amended as of January 17, 1994 among Mohawk, AMI Acquisition Corp., Aladdin and certain Shareholders of Aladdin. (Incorporated herein by reference to Exhibit 2.1(a) in the Company's Registration Statement on Form S-4, Registration No. 333-74220.)

*2.2
Share Purchase Agreement, dated as of December 20, 2012, by and among LuxELIT S.a r.l., Finceramica S.p.A, Mohawk Industries, Inc. and Mohawk International Holdings (DE) Corporation (Incorporated herein by reference to Exhibit 10.2 of the Company's Current Report on Form 8-K dated December 21, 2012.)

*3.1	Restated Certificate of Incorporation of Mohawk, as amended. (Incorporated herein by reference to Exhibit 3.1 in the Company's Annual Report on Form 10-K for the fiscal year ended December 31, 1998.)

*3.2	Restated Bylaws of Mohawk. (Incorporated herein by reference to Exhibit 3.2 in the Company's Report on Form 8-K dated December 4, 2007.)

*4.1
See Article 4 of the Restated Certificate of Incorporation of Mohawk. (Incorporated herein by reference to Exhibit 3.1 in the Company's Annual Report on Form 10-K (File No. 001-13697) for the fiscal year ended December 31, 1998.)

*4.2	See Articles 2, 6, and 9 of the Restated Bylaws of Mohawk. (Incorporated herein by reference to Exhibit 3.2 in the Company's Current Report on Form 8-K dated December 4, 2007.)

*4.4
Indenture dated as of January 9, 2006, between Mohawk Industries, Inc. and SunTrust Bank, as trustee. (Incorporated herein by reference to Exhibit 4.4 in the Company's Registration Statement on Form S-3, Registration Statement No. 333-130910.)

*4.5
First Supplemental Indenture, dated as of January 17, 2006, by and between Mohawk Industries, Inc., and SunTrust Bank, as trustee. (Incorporated by reference to Exhibit 4.1 in the Company's Current Report on form 8-K dated January 17, 2006.)

*4.6
Indenture, dated as of January 31, 2013, by and between Mohawk Industries, Inc. and U.S. Bank National Association, as Trustee (Incorporated herein by reference to Exhibit 4.1 of the Company's Current Report on Form 8-K dated January 31, 2013.)

*4.7
First Supplemental Indenture, dated as of January 31, 2013, by and between Mohawk Industries, Inc. and U.S. Bank National Association, as Trustee (Incorporated herein by reference to Exhibit 4.2 of the Company's Current Report on Form 8-K dated January 31, 2013.)

*10.1
Registration Rights Agreement by and among Mohawk, Citicorp Investments, Inc., ML-Lee Acquisition Fund, L.P. and Certain Management Investors. (Incorporated herein by reference to Exhibit 10.14 of the Company's Registration Statement on Form S-1, Registration No. 33-45418.)

*10.2
Voting Agreement, Consent of Stockholders and Amendment to 1992 Registration Rights Agreement dated December 3, 1993 by and among Aladdin, Mohawk, Citicorp Investments, Inc., ML-Lee Acquisition Fund, L.P., David L. Kolb, Donald G. Mercer, Frank A. Procopio and John D. Swift. (Incorporated herein by reference to Exhibit 10(b) of the Company's Registration Statement on Form S-4, Registration No. 33-74220.)

*10.3
Registration Rights Agreement by and among Mohawk and the former shareholders of Aladdin. (Incorporated herein by reference to Exhibit 10.32 of the Company's Annual Report on Form 10-K (File No. 001-13697) for the fiscal year ended December 31, 1993.)

*10.4
Waiver Agreement between Alan S. Lorberbaum and Mohawk dated as of March 23, 1994 to the Registration Rights Agreement dated as of February 25, 1994 between Mohawk and those other persons who are signatories thereto. (Incorporated herein by reference to Exhibit 10.3 of the Company's Quarterly Report on Form 10-Q (File No. 001-13697) for the quarter ended July 2, 1994.)

*10.5
Credit Agreement by and among the Company and certain of its subsidiaries, as Borrowers, certain of its subsidiaries, as Guarantors, Bank of America, N.A. as administrative Agent, Swing Line Leader, and a L/C Issuer, the other lenders party thereto, and the other parties thereto. (Incorporated by reference to the Company’s Current Report on Form 8-K dated July 12, 2011.)

*10.6
Amendment No. 1 to Credit Agreement dated as of January 20, 2012, by and among the Company and certain of its subsidiaries, as Borrowers, certain of its subsidiaries, as Guarantors, Bank of America, N.A. as administrative Agent, Swing Line Leader, and a L/C Issuer, the other lenders party thereto, and the other parties thereto. (Incorporated by reference to the Company’s Current Report on Form 8-K dated January 20, 2012.)

*10.7
Amendment No. 2 to Credit Agreement dated as of November 16, 2012 by and among the Company and certain of its subsidiaries, as Borrowers, certain of its subsidiaries, as Guarantors, Bank of America, N.A., as Administrative Agent, Swing Line Lender, and a L/C Issuer, the other lenders party thereto, and the other parties thereto (Incorporated herein by reference to Exhibit 10.1 of the Company's Current Report on Form 8-K dated November 21, 2012.)

*10.8
Amendment No. 3 to the Credit Agreement, dated January 28, 2013, by and among Mohawk Industries, Inc. and certain of its subsidiaries, as Borrowers, Bank of America, N.A., as Administrative Agent, Swing Line Lender and a L/C Issuer, the other lenders party thereto and the other parties thereto (Incorporated herein by reference to Exhibit 10.2 of the Company's Current Report on Form 8-K dated January 30, 2013.)

*10.9
Credit and Security Agreement, dated as of December 19, 2012, by and among Mohawk Factoring, LLC, as borrower, Mohawk Servicing, LLC, as servicer, the lenders from time to time party thereto, the liquidity banks from time to time party thereto, the co-agents from time to time party thereto and SunTrust Bank, as administrative agent (Incorporated herein by reference to Exhibit 10.2 of the Company's Current Report on Form 8-K dated December 21, 2012.)

10.10
First Amendment to Credit and Security Agreement, dated as of January 22, 2013, by and among Mohawk Factoring, LLC, as borrower, Mohawk Servicing, LLC, as servicer, the lenders from time to time party thereto, the liquidity banks from time to time party thereto, the co-agents from time to time party thereto and SunTrust Bank, as administrative agent.

*10.11
Receivables Purchase and Sale Agreement, dated December 19, 2012, by and among Mohawk Carpet Distribution, Inc., and Dal-Tile Distribution, Inc., as originators, and Mohawk Factoring, LLC, as buyer (Incorporated herein by reference to Exhibit 10.3 of the Company's Current Report on Form 8-K dated December 21, 2012.)

Exhibits Related to Executive Compensation Plans, Contracts and other Arrangements:

*10.12
Service Agreement dated February 24, 2009, by and between Unilin Industries BVBA and BVBA “F. De Cock Management” (Incorporated by reference to the Company’s Current Report on Form 8-K dated February 24, 2009.)

*10.13
Service Agreement dated February 9, 2009, by and between Unilin Industries BVBA and Comm. V. “Bernard Thiers” (Incorporated herein by reference to Exhibit 10.7 in the Company's Annual Report on Form 10-K (File No. 001-13697) for the fiscal year ended December 31, 2009.)

*10.14
Second Amended and Restated Employment Agreement, dated as of November 4, 2009, by and between the Company and W. Christopher Wellborn (Incorporated by reference to the Company’s Current Report on Form 8-K dated November 4, 2009.)

10.15	Amendment No. 1 to Second Amended and Restated Employment Agreement, dated as of December 20, 2012, by and between the Company and W. Christopher Wellborn.

*10.16
Mohawk Carpet Corporation Supplemental Executive Retirement Plan, as amended. (Incorporated herein by reference to Exhibit 10.2 of the Company's Registration Statement on Form S-1, Registration No. 33-45418.)

*10.17	Mohawk Industries, Inc. 1992 Stock Option Plan. (Incorporated herein by reference to Exhibit 10.8 of the Company's Registration Statement on Form S-1, Registration No. 33-45418.)

*10.18
Amendment dated July 22, 1993 to the Mohawk Industries, Inc. 1992 Stock Option Plan. (Incorporated herein by reference to Exhibit 10.2 in the Company's quarterly report on Form 10-Q (File No. 001-13697) for the quarter ended July 3, 1993.)

*10.19
Second Amendment dated February 17, 2000 to the Mohawk Industries, Inc. 1992 Stock Option Plan. (Incorporated herein by reference to Exhibit 10.35 of the Company's Annual Report on Form 10-K (File No. 001-13697) for the fiscal year ended December 31, 1999.)

*10.20	Mohawk Industries, Inc. 1992 Mohawk-Horizon Stock Option Plan. (Incorporated herein by reference to Exhibit 10.15 of the Company's Registration Statement on Form S-1, Registration Number 33-53932.)

*10.21
Amendment dated July 22, 1993 to the Mohawk Industries, Inc. 1992 Mohawk-Horizon Stock Option Plan. (Incorporated herein by reference to Exhibit 10.1 of the Company's quarterly report on Form 10-Q (File No. 001-13697) for the quarter ended July 3, 1993.)

*10.22
Second Amendment dated February 17, 2000 to the Mohawk Industries, Inc. 1992 Mohawk-Horizon Stock Option Plan. (Incorporated herein by reference to Exhibit 10.38 of the Company's Annual Report on Form 10-K (File No. 001-13697) for the fiscal year ended December 31, 1999.)

*10.23
Mohawk Industries, Inc. 1993 Stock Option Plan. (Incorporated herein by reference to Exhibit 10.39 of the Company's Annual Report on Form 10-K (File No. 001-13697) for the fiscal year ended December 31, 1992.)

*10.24
First Amendment dated February 17, 2000 to the Mohawk Industries, Inc. 1993 Stock Option Plan. (Incorporated herein by reference to Exhibit 10.40 of the Company's Annual Report on Form 10-K (File No. 001-13697) for the fiscal year ended December 31, 1999.)

*10.25
The Mohawk Industries, Inc. Senior Management Deferred Compensation Plan (Incorporated herein by reference to Exhibit 10.21 of the Company's Annual Report on Form 10-K (File No. 001-13697) for the fiscal year ended December 31, 2010.)

*10.26
Mohawk Industries, Inc. 1997 Non-Employee Director Stock Compensation Plan (Amended and Restated as of January 1, 2009) (Incorporated herein by reference to Exhibit 10.32 in the Company's Annual Report on Form 10-K for the fiscal year ended December 31, 2008.)

*10.27	Mohawk Industries, Inc. 2012 Non-Employee Director Stock Compensation Plan (Incorporated herein by reference to Exhibit 10.2 of the Company's Quarterly Report on Form 10-Q dated August 3, 2012.)

*10.28	2002 Long-Term Incentive Plan. (Incorporated herein by reference to Appendix A in the 2002 Mohawk Industries, Inc. Proxy Statement dated March 29, 2002.)

*10.29
Mohawk Industries, Inc. 2007 Incentive Plan (Incorporated herein by reference to Appendix A of the Company’s Definitive Proxy Statement on Schedule 14A (File No. 001-13697) filed with the Securities and Exchange Commission on April 9, 2007.)

*10.30
Mohawk Industries, Inc. 2012 Incentive Plan (incorporated herein by reference to Appendix A of the Company’s Definitive Proxy Statement on Schedule 14A (File No. 001-13697) filed with the Securities and Exchange Commission on April 3, 2012.)

21	Subsidiaries of the Registrant.

23.1	Consent of Independent Registered Public Accounting Firm (KPMG LLP).

31.1	Certification Pursuant to Rule 13a-14(a).

31.2	Certification Pursuant to Rule 13a-14(a).

32.1	Certification Pursuant to Section 906 of the Sarbanes-Oxley Act of 2002.

32.2	Certification Pursuant to Section 906 of the Sarbanes-Oxley Act of 2002.

101.INS	XBRL Instance Document

101.SCH	XBRL Taxonomy Extension Schema Document

101.CAL	XBRL Taxonomy Extension Calculation Linkbase Document

101.DEF	XBRL Taxonomy Extension Definition Linkbase Document

101.LAB	XBRL Taxonomy Extension Label Linkbase Document

101.PRE	XBRL Taxonomy Extension Presentation Linkbase Document

*	Indicates exhibit incorporated by reference.

SIGNATURES
Pursuant to the requirements of Section 13 or 15(d) of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Mohawk Industries, Inc.

November 4, 2013	By:	/s/ JEFFREY S. LORBERBAUM
Jeffrey S. Lorberbaum,
Chairman and Chief Executive Officer
Pursuant to the requirements of the Securities Exchange Act of 1934, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

November 4, 2013	/s/ JEFFREY S. LORBERBAUM
Jeffrey S. Lorberbaum,
Chairman and Chief Executive Officer (principal executive officer)

November 4, 2013	/s/ FRANK H. BOYKIN
Frank H. Boykin,
Chief Financial Officer and Vice President-Finance (principal financial officer)

November 4, 2013	/s/ JAMES F. BRUNK
James F. Brunk,
Vice President and Corporate Controller (principal accounting officer)

November 4, 2013	/s/ PHYLLIS O. BONANNO
Phyllis O. Bonanno, Director

November 4, 2013	/s/ BRUCE C. BRUCKMANN
Bruce C. Bruckmann, Director

November 4, 2013	/s/ FRANS DE COCK
Frans De Cock, Director

November 4, 2013	/s/ JOHN F. FIEDLER
John F. Fiedler, Director

November 4, 2013	/s/ RICHARD C. ILL
Richard C. Ill, Director

November 4, 2013	/s/ DAVID L. KOLB
David L. Kolb, Director

November 4, 2013	/s/ JOSEPH A. ONORATO
Joseph A. Onorato, Director

November 4, 2013	/s/ KAREN A. SMITH BOGART
Karen A. Smith Bogart, Director

November 4, 2013	/s/ W. CHRISTOPHER WELLBORN
W. Christopher Wellborn, Director